VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
January 31,2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.6%
Alabama : 3.1%
Alabama Highway Authority
(RB) (AG)
5.00%, 09/01/43 (c) $ 3,400 $ 3,764,577
Alabama Highway Authority
Special (RB) (AG)
5.00%, 09/01/41 (c) 2,500 2,841,920
Alabama Public School and
College Authority, Series A
(RB)
4.00%, 11/01/36 (c) 2,000 2,073,574
5.00%, 11/01/34 (c) 2,015 2,224,192
Auburn University, Alabama,
Series B (RB)
5.00%, 06/01/35 1,000 1,187,249
5.00%, 06/01/36 (c) 1,000 1,174,477
Black Belt Energy Gas District
(RB)
5.00%, 12/01/34 (c) 1,000 1,087,920
Black Belt Energy Gas District,
Series A (RB)
4.00%, 06/01/51 (c) (p) 5,065 5,184,404
5.25%, 05/01/56 (c) (p) 1,500 1,560,754
Black Belt Energy Gas District,
Series B (RB)
5.00%, 10/01/35 (c) 1,000 1,043,553
5.00%, 10/01/55 (c) (p) 1,000 1,077,581
Black Belt Energy Gas District,
Series D (RB)
5.00%, 12/01/55 (c) (p) 2,000 2,146,316
Black Belt Energy Gas District,
Series E (RB)
5.00%, 12/01/55 (c) (p) 1,000 1,073,105
Board of Trustees of the
University of Alabama, Series
B (RB)
3.00%, 07/01/33 (c) 860 861,468
County of Jefferson, Alabama
Sewer Warrants (RB)
5.00%, 10/01/37 (c) 1,000 1,114,978
5.00%, 10/01/38 (c) 2,000 2,217,687
5.25%, 10/01/40 (c) 1,000 1,110,512
Energy Southeast, A
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 1,000 1,075,779
Energy Southeast, A
Cooperative District Energy
Supply, Series B (RB)
5.00%, 09/01/33 (c) 1,000 1,055,711
Lower Alabama Gas District
Gas Project, Series A (RB)
5.00%, 12/01/33 (c) 1,500 1,597,439
Lower Alabama Gas District,
Series A (RB)
5.00%, 09/01/34 2,500 2,719,377
Par
(000’s) Value
Alabama (continued)
Southeast Alabama Gas Supply
District, Project No. 1, Series
A (RB)
5.00%, 08/01/54 (c) (p) $ 1,000 $ 1,072,757
Southeast Alabama Gas Supply
District, Series B (RB)
5.00%, 06/01/49 (c) (p) 2,000 2,142,203
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series B (RB)
5.00%, 09/01/35 (c) 4,500 4,963,606
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series C (RB)
5.00%, 10/01/55 (c) (p) 2,000 2,159,455
Southeast Energy Authority,
Cooperative District
Commodity Supply, Project
No.2, Series B (RB)
4.00%, 12/01/51 (c) (p) 3,000 3,026,594
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 2,000 2,130,833
Southeast Energy Authority,
Cooperative District Energy
Supply, Series B (RB)
5.25%, 03/01/55 (c) (p) 1,000 1,058,938
Southeast Energy Authority,
Cooperative District Gas
Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) 5,500 6,044,955
Southeast Energy Authority,
Series A (RB)
5.00%, 01/01/56 (c) (p) 1,000 1,041,849
The Black Belt Energy Gas
District Gas Project, Series
F (RB)
5.00%, 12/01/35 (c) 3,000 3,240,622
The Black Belt Energy Gas
District Gas Project, Series
G (RB)
5.00%, 10/01/35 (c) 1,000 1,075,667
The Black Belt Energy Gas
District, Series D (RB)
5.00%, 03/01/55 (c) (p) 1,000 1,080,787
University of Alabama, Board of
Trustee, Series A (RB)
4.00%, 07/01/35 (c) 820 844,683
68,075,522
Alaska : 0.0%
Alaska Housing Finance Corp.,
Series B (RB)
2.15%, 06/01/36 (c) 1,040 895,369
Underline

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona : 1.1%
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 $ 1,563 $ 1,566,486
City of Mesa AZ Utility System
Revenue (RB) (AG)
5.00%, 07/01/41 (c) 1,000 1,125,265
City of Mesa, Arizona Utility
System (RB) (AG)
5.00%, 07/01/40 (c) 1,500 1,704,913
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System (RB)
5.00%, 07/01/40 (c) 1,895 2,113,247
City of Phoenix Civic
Improvement Corp., Rental
Car Facility Charge, Series A
(RB)
5.00%, 07/01/32 (c) 1,000 1,077,459
5.00%, 07/01/34 (c) 1,275 1,367,179
City of Phoenix Civic
Improvement Corp., Senior
Lien Airport, Series D (RB)
5.00%, 07/01/33 (c) 550 567,436
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series A (RB)
2.40%, 06/01/35 (c) 2,350 2,068,353
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series B (RB)
2.40%, 06/01/35 (c) 1,500 1,320,225
Maricopa County, Industrial
Development Authority,
Banner Health, Series A (RB)
4.00%, 01/01/38 (c) 1,000 1,001,949
4.00%, 01/01/41 (c) 2,000 1,984,475
5.00%, 01/01/38 (c) 605 615,429
Salt River Project Agricultural
Improvement and Power
District, Series A (RB)
5.00%, 01/01/32 (c) 2,380 2,499,761
5.00%, 01/01/32 500 573,627
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 4,600 5,052,115
24,637,919
Arkansas : 0.2%
Arkansas Development Finance
Authority (RB)
5.00%, 06/01/44 (c) 2,500 2,715,447
City of Fort Worth, Water and
Sewer Construction (RB)
5.00%, 10/01/34 (c) 1,000 1,045,237
3,760,684
Par
(000’s) Value
California : 16.8%
Anaheim Housing and Public
Improvements Authority,
Electric Utility Distribution
Improvements, Series A (RB)
5.00%, 10/01/35 (c) $ 1,000 $ 1,038,480
Bay Area Toll Authority, Series
S-7 (RB)
3.25%, 04/01/36 (c) 1,270 1,270,898
4.00%, 04/01/33 (c) 2,905 2,950,571
California Community Choice
Financing Authority Clean
Energy Project, Series A-1
(RB)
5.00%, 04/01/56 (c) (p) 3,500 3,810,966
California Community Choice
Financing Authority Clean
Energy Project, Series G (RB)
5.00%, 12/01/35 (c) 2,500 2,781,766
California Community Choice
Financing Authority, Clean
Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 1,000 1,061,962
California Community Choice
Financing Authority, Clean
Energy Project, Series B (RB)
5.00%, 03/01/56 (c) (p) 1,500 1,639,468
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52 (c) (p) 2,500 2,531,607
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) 10,345 10,973,102
5.00%, 12/01/55 (c) (p) 1,000 1,070,591
5.25%, 01/01/54 (c) (p) 5,065 5,391,396
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.00%, 02/01/55 (c) (p) 3,000 3,266,523
5.00%, 10/01/55 (c) (p) 2,000 2,104,835
California Community Choice
Financing Authority, Clean
Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p) 3,000 3,218,605
5.00%, 10/01/56 (c) (p) 5,000 5,490,258
California Community Choice
Financing Authority, Clean
Energy Project, Series F (RB)
5.00%, 11/01/33 (c) 1,000 1,097,282
5.00%, 02/01/55 (c) (p) 9,000 9,734,928
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 3,000 3,161,608

Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy Project, Series H (RB)
5.00%, 01/01/56 (c) (p) $ 7,500 $ 8,232,034
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/39 (c) 1,000 871,154
5.25%, 12/01/40 (c) 1,250 1,377,290
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
B (RB)
3.00%, 08/15/34 (c) 400 396,887
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/37 (c) 1,060 1,081,842
4.00%, 04/01/38 (c) 500 507,887
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
3.00%, 10/01/41 (c) 680 590,078
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/43 (c) 1,000 928,123
5.00%, 12/01/35 (c) 1,000 1,143,787
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/35 (c) 1,575 1,637,576
California Health Facilities
Financing Authority, Sutter
Health, Series B (RB)
4.00%, 11/15/41 (c) 1,000 995,240
California Housing Finance
Agency (RB)
3.75%, 03/25/35 5,961 6,103,909
California Municipal Finance
Authority (RB)
4.33%, 11/20/40 1,996 1,996,913
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
4.00%, 02/01/42 (c) 1,165 1,131,509
California State Public Works
Board (RB)
5.00%, 11/01/40 (c) 1,500 1,746,234
5.00%, 11/01/41 (c) 2,000 2,319,070
5.00%, 11/01/42 (c) 1,000 1,143,444
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/32 (c) 360 360,216
Par
(000’s) Value
California (continued)
California State Public Works
Board, May Lee State Office
Complex, Series A (RB)
5.00%, 04/01/41 (c) $ 1,750 $ 1,989,316
California State Public
Works Board, New Natural
Resources Headquarters,
Series C (RB)
5.00%, 11/01/40 (c) 2,650 2,921,767
California State Public Works
Board, Various Capital
Projects, Series A (RB)
5.00%, 08/01/35 (c) 2,000 2,256,770
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 12/01/34 (c) 2,000 2,323,778
5.00%, 12/01/35 (c) 1,845 2,128,944
California State Public Works
Board, Various Capital
Projects, Series C (RB)
5.00%, 08/01/34 (c) 1,000 1,134,010
5.00%, 09/01/35 (c) 2,835 3,379,717
5.00%, 09/01/36 (c) 3,000 3,548,567
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/37 (c) 1,000 943,601
Central Valley Energy Authority
(RB)
5.00%, 12/01/55 (c) (p) 2,000 2,163,213
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/35 1,000 1,232,229
City of Los Angeles,
Department of Airports, Los
Angeles International Airport,
Series B (RB)
4.00%, 05/15/36 (c) 1,000 1,046,851
5.00%, 05/15/37 (c) 1,400 1,571,381
City of Los Angeles,
Department of Water and
Power, Series A (RB)
5.00%, 07/01/37 (c) 1,150 1,295,681
5.00%, 07/01/38 (c) 1,900 2,139,273
County of Los Angeles, Long
Beach Unified School District,
Series D-1 (GO)
0.00%, 08/01/39 (c) ^ 1,250 699,895
County of Santa Clara, Series
C (GO)
5.00%, 08/01/33 (c) 525 545,910
Department of Water and
Power, City of Los Angeles,
Series A (RB)
5.00%, 07/01/38 (c) 445 497,899

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Eastern Municipal Water
District, Financing Authority,
Water and Wastewater,
Series B (RB) (BAM)
4.00%, 07/01/35 (c) $ 1,150 $ 1,154,101
El Camino, California
Community College District,
Series A (GO)
4.00%, 08/01/41 (c) 1,735 1,738,716
Fontana Redevelopment
Agency Successor Agency,
Series A (TA)
5.00%, 10/01/32 (c) 760 791,583
Foothill-Eastern Transportation
Corridor Agency, Junior Lien
Toll Road., Series C (RB)
4.00%, 01/15/43 (c) 1,600 1,582,015
Fremont Union High School
District (GO)
4.00%, 08/01/40 (c) 2,350 2,350,333
Kern High School District,
Series C (GO) (AG)
2.00%, 08/01/32 (c) 3,000 2,785,216
Los Angeles California,
Department of Airports of
The City of Los Angeles,
Series D (RB)
5.00%, 05/15/41 (c) 2,000 2,323,555
Los Angeles Community
College District, Series J (GO)
4.00%, 08/01/33 (c) 750 763,947
Los Angeles Community
College District, Series L (GO)
5.00%, 08/01/36 (c) 1,000 1,157,047
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
4.00%, 06/01/35 (c) 1,000 1,060,993
4.00%, 06/01/36 (c) 1,045 1,100,748
4.00%, 06/01/38 (c) 1,460 1,544,974
4.00%, 06/01/39 (c) 1,000 1,049,977
5.00%, 06/01/35 (c) 1,000 1,113,523
5.00%, 07/01/36 (c) 900 1,020,319
5.00%, 07/01/37 (c) 1,060 1,194,535
5.00%, 07/01/38 (c) 1,880 2,108,383
Los Angeles County Public
Works Financing Authority,
Lakma Bulding for
Permanent Collection Project,
Series A (RB)
4.00%, 12/01/38 (c) 1,500 1,546,901
Los Angeles County, Public
Works Financing Authority,
Series H (RB)
5.25%, 12/01/41 (c) 3,000 3,504,588
Par
(000’s) Value
California (continued)
Los Angeles Department of
International Airport, Series
B (RB)
4.00%, 05/15/39 (c) $ 1,900 $ 1,959,008
Los Angeles Department of
Water & Power (RB)
5.00%, 07/01/36 (c) 2,000 2,337,223
5.00%, 07/01/40 (c) 4,000 4,536,043
5.00%, 07/01/42 (c) 4,000 4,417,110
Los Angeles Department of
Water & Power (RB) (BAM)
5.00%, 07/01/35 (c) 500 587,716
5.00%, 07/01/36 (c) 500 582,517
5.00%, 07/01/40 (c) 325 366,564
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/40 (c) 2,000 2,164,196
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 07/01/40 (c) 1,380 1,512,102
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/34 (c) 1,125 1,231,618
5.00%, 07/01/35 1,750 2,064,156
5.00%, 07/01/36 (c) 1,500 1,627,220
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/38 (c) 2,000 2,083,567
5.00%, 07/01/39 (c) 1,000 1,099,334
Los Angeles Department of
Water and Power, Series J
(RB)
5.00%, 12/01/42 (c) 1,000 1,145,396
Los Angeles Municipal
Improvement Corp., Series
B (RB)
4.00%, 11/01/35 (c) 2,000 2,008,320
Los Angeles Unified School
District, AD Valorem Property
Tax, Series C (GO)
4.00%, 07/01/37 (c) 2,000 2,084,955
4.00%, 07/01/38 (c) 1,605 1,665,024
Los Angeles Unified School
District, AD Valorem Property
Tax, Series RYRR (GO)
4.00%, 07/01/37 (c) 1,500 1,583,562
5.00%, 07/01/35 (c) 1,300 1,498,022
Los Angeles Unified School
District, Series A (GO)
4.00%, 07/01/33 (c) 1,580 1,657,169
Los Angeles Unified School
District, Series C (GO)
3.00%, 07/01/35 (c) 1,880 1,876,058
4.00%, 07/01/36 (c) 2,000 2,092,471

Par
(000’s) Value
California (continued)
Los Angeles Unified School
District, Series QRR (GO)
5.00%, 07/01/41 (c) $ 2,250 $ 2,591,790
Los Angeles Unified School
District, Series RYQ (GO)
4.00%, 07/01/37 (c) 1,000 1,042,478
Miracosta Community College
District, Series A (GO)
4.00%, 08/01/42 (c) 530 532,363
Mount Diablo Unified School
District, Series B (GO)
4.00%, 08/01/35 (c) 1,000 1,074,106
Mountain House Public
Financing Authority,
California Utility System,
Series B (RB) (BAM)
4.00%, 12/01/40 (c) 500 510,570
MSR Energy Authority,
California Gas, Series B (RB)
6.50%, 11/01/39 2,225 2,764,892
7.00%, 11/01/34 2,220 2,730,015
Oakland Unified School District,
Series A (GO) (BAM)
4.00%, 08/01/39 (c) 1,055 1,083,380
Orange County, Local
Transportation Authority
Sales Tax (RB)
4.00%, 02/15/38 (c) 1,500 1,530,820
Palo Alto Unified School District
(GO)
3.25%, 08/01/42 (c) 1,000 941,792
Palomar Health, Series B (GO)
4.00%, 08/01/35 (c) 1,000 939,057
Public Utilities Commission
of the City and County of
San Francisco, Wastewater
Revenue, Series B (RB)
4.00%, 10/01/39 (c) 1,000 1,000,135
Regents of the University of
California Medical Center
Pooled, Series L (RB)
5.00%, 05/15/33 (c) 650 654,964
Riverside County
Transportation Commission,
Series A (RB)
4.00%, 06/01/41 (c) 1,425 1,421,499
Riverside County
Transportation Commission,
Series B (RB)
4.00%, 06/01/38 (c) 2,375 2,420,700
5.00%, 06/01/37 (c) 560 585,530
San Diego Association of
Governments South Bay
Expressway Toll, Series A (RB)
5.00%, 07/01/42 (c) 610 624,362
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/34 (c) 535 582,579
Par
(000’s) Value
California (continued)
San Diego County Regional
Airport Authority, Series B
(RB)
5.00%, 07/01/34 (c) $ 2,075 $ 2,313,729
San Francisco City & County,
Airport Commission, San
Francisco International
Airport, Series B (RB)
4.00%, 05/01/37 (c) 1,010 1,051,294
San Francisco City & County,
Public Utilities Commission
Wastewater, Series A (RB)
5.00%, 10/01/36 (c) 1,000 1,162,677
San Francisco County
Transportation Authority (RB)
3.00%, 02/01/34 (c) 500 498,603
San Francisco Unified School
District, Series B (GO)
4.00%, 06/15/34 (c) 2,000 2,048,898
San Jacinto County,
Transportation Authority,
Limited Tax (RB)
4.00%, 03/01/41 (c) 1,000 1,000,589
San Joaquin Valley Clean
Energy Authority, Series A
(RB)
5.50%, 01/01/56 (c) (p) 1,000 1,124,975
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 1,000 1,052,653
San Jose Evergreen Community
College District, Series B (GO)
3.00%, 09/01/41 (c) 825 757,136
Santa Clara County Financing
Authority, Capital Facilities,
Series A (RB)
5.00%, 05/01/34 (c) 750 854,623
Santa Clara County Financing
Authority, Multiple Facilities
Projects, Series Q (RB)
3.00%, 05/15/35 (c) 1,000 988,886
4.00%, 05/15/32 (c) 1,510 1,511,253
Santa Clara County, Mountain
View, Los Altos Union High
School, Series A (GO)
3.35%, 08/01/36 (c) 1,520 1,522,141
Santa Clara Unified School
District (GO)
3.00%, 07/01/34 (c) 2,000 2,001,499
3.00%, 07/01/34 (c) 395 395,296
3.00%, 07/01/35 (c) 1,535 1,535,556
Santa Monica-Malibu Unified
School District, Series C (GO)
5.00%, 08/01/39 (c) 1,000 1,116,316
5.00%, 08/01/40 (c) 1,000 1,108,687
State of California, Department
of Water Resources, Central
Valley Project, Series AX (RB)
5.00%, 12/01/31 (c) 915 962,265

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
State of California, Various
Purpose (GO)
3.00%, 10/01/33 (c) $ 2,000 $ 2,023,139
3.12%, 04/01/35 (c) 1,575 1,590,268
4.00%, 09/01/32 (c) 1,815 1,828,679
4.00%, 08/01/33 (c) 700 704,208
4.00%, 10/01/33 (c) 1,795 1,925,907
4.00%, 09/01/34 (c) 1,500 1,509,299
4.00%, 10/01/34 (c) 2,000 2,136,487
4.00%, 11/01/34 (c) 2,895 3,076,563
4.00%, 11/01/35 (c) 1,285 1,357,130
4.00%, 03/01/36 (c) 9,300 9,729,307
4.00%, 03/01/37 (c) 5,020 5,223,288
4.00%, 09/01/37 (c) 2,000 2,143,431
4.00%, 11/01/38 (c) 2,000 2,077,354
4.00%, 10/01/39 (c) 2,300 2,384,089
5.00%, 10/01/31 1,000 1,153,823
5.00%, 10/01/31 (c) 3,550 3,911,881
5.00%, 11/01/31 (c) 2,645 2,770,257
5.00%, 04/01/32 (c) 2,500 2,718,224
5.00%, 04/01/32 4,270 4,976,579
5.00%, 11/01/34 (c) 1,610 1,800,776
5.00%, 03/01/35 (c) 2,285 2,516,388
5.00%, 04/01/35 (c) 3,500 3,776,452
5.00%, 09/01/35 (c) 2,250 2,596,988
5.00%, 03/01/36 (c) 1,000 1,202,430
5.00%, 04/01/36 (c) 3,000 3,221,466
5.00%, 08/01/36 (c) 3,000 3,559,068
5.00%, 08/01/36 (c) 3,245 3,432,362
5.00%, 09/01/36 (c) 2,000 2,334,636
5.00%, 09/01/36 (c) 1,500 1,765,895
5.00%, 10/01/36 (c) 2,000 2,316,352
5.00%, 12/01/36 (c) 2,000 2,212,768
5.00%, 08/01/37 (c) 4,000 4,679,558
5.00%, 08/01/39 (c) 1,250 1,440,504
5.00%, 10/01/39 (c) 2,615 2,954,293
5.00%, 08/01/42 (c) 1,000 1,137,726
5.00%, 10/01/42 (c) 1,500 1,661,550
State of California, Various
Purpose (GO) (AG)
5.25%, 08/01/32 5,750 6,650,981
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/34 (c) 1,000 1,007,838
The Regents of the University
of California, Series BV (RB)
5.00%, 05/15/38 (c) 2,000 2,311,225
5.00%, 05/15/40 (c) 1,000 1,141,466
The Regents of the University
of California, Series BW (RB)
5.00%, 05/15/40 (c) 1,000 1,141,465
The Regents Of The University
Of California, Series Cd (RB)
5.25%, 05/15/40 500 622,374
5.50%, 05/15/40 (c) 750 907,667
University of California, Series
BE (RB)
5.00%, 05/15/36 (c) 1,500 1,643,106
Par
(000’s) Value
California (continued)
University of California, Series
BM (RB)
5.00%, 05/15/35 (c) $ 1,000 $ 1,171,465
University of California, Series
BN (RB)
5.00%, 05/15/35 (c) 2,000 2,342,929
5.00%, 05/15/36 (c) 1,000 1,156,125
5.00%, 05/15/37 (c) 1,000 1,146,051
5.00%, 05/15/41 (c) 1,000 1,119,475
University of California, Series
BQ (RB)
5.00%, 05/15/35 (c) 1,000 1,171,465
University of California, Series
M (RB)
5.00%, 05/15/42 (c) 1,950 1,990,347
University of California, Series
O (RB)
5.00%, 05/15/36 (c) 1,170 1,231,069
University of California, Series
Q (RB)
4.00%, 05/15/39 (c) 2,500 2,601,710
370,291,637
Colorado : 2.3%
Adams & Arapahoe Counties
Joint School District 28J
Aurora (GO) (SAW)
5.50%, 12/01/33 500 608,929
5.50%, 12/01/34 1,200 1,482,091
5.50%, 12/01/35 2,000 2,492,007
5.50%, 12/01/36 (c) 2,350 2,898,922
Boulder Valley School District
No. Re-2 Boulder (GO) (SAW)
5.00%, 12/01/41 (c) 500 500,703
Cherry Creek, Colarado School
District No. 5, Arapahoe
County (GO) (SAW)
5.25%, 12/15/41 (c) 1,000 1,153,250
City and County of Denver,
Series A-2 (RB)
0.00%, 08/01/36 (c) ^ 1,200 778,022
Colorado Health Facilities
Authority (RB)
4.00%, 08/01/38 (c) 2,350 2,361,878
5.00%, 11/15/57 (c) (p) 1,465 1,676,114
Colorado Health Facilities
Authority, Advenhealth ,
Series A (RB)
4.00%, 11/15/38 (c) 2,000 2,036,090
Colorado Health Facilities
Authority, Commonspirit
Health, Series A (RB)
5.00%, 12/01/34 2,000 2,305,804
5.00%, 12/01/39 (c) 1,000 1,101,462
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
4.00%, 11/01/39 (c) 2,000 2,003,989

Par
(000’s) Value
Colorado (continued)
Denver City and County School
District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c) $ 1,430 $ 1,396,804
5.00%, 12/01/39 (c) 1,000 1,083,192
Denver City and County
School, Board of Water
Commissioners, Series A (RB)
3.00%, 12/15/37 (c) 1,000 957,322
Park Creek Metropolitan
District (RB) (AG)
5.00%, 12/01/40 (c) 1,500 1,630,886
5.00%, 12/01/41 (c) 1,400 1,512,419
5.00%, 12/01/42 (c) 2,000 2,141,350
Pueblo City, Schools District No.
60 (GO) (SAW)
3.00%, 12/15/37 (c) 500 471,406
5.00%, 12/15/34 (c) 1,010 1,095,290
5.00%, 12/15/38 (c) 1,625 1,728,936
Regional Transportation
District, Denver Transit
Partners Eagle P3 Project,
Series A (RB)
4.00%, 07/15/39 1,500 1,502,440
Regional Transportation
District, Fastracks Project,
Series A (RB)
5.00%, 11/01/36 (c) 1,820 1,848,384
Regional Transportation
District, Fastracks Project,
Series B (RB)
2.00%, 11/01/41 (c) 850 643,234
5.00%, 11/01/33 (c) 530 552,377
5.00%, 11/01/34 (c) 1,995 2,076,098
School District No. 1, County
of Denver, State of Colorado,
Series A (GO) (SAW)
5.25%, 12/01/40 (c) 1,000 1,158,152
Southern Ute Indian Tribe of
the Southern Ute Reservation
of Colorado (GO)
5.00%, 04/01/35 2,000 2,214,583
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c) 1,315 1,341,668
4.00%, 12/15/40 (c) 250 253,853
5.00%, 12/15/34 (c) 1,000 1,125,528
The Regents of the University
of Colorado, Series A (RB)
5.00%, 06/01/36 (c) 2,000 2,356,128
University of Colorado, Series
A-2 (RB)
3.00%, 06/01/33 (c) 330 329,997
3.00%, 06/01/33 (c) 470 470,208
Weld County School District No.
6 (GO) (SAW)
5.00%, 12/01/36 (c) 2,165 2,333,729
51,623,245
Par
(000’s) Value
Connecticut : 2.7%
City of Hartford, Connecticut,
State Contract Assistance (RB)
5.00%, 07/15/32 $ 1,500 $ 1,725,239
5.00%, 07/15/33 1,000 1,164,519
City of New Haven, Connecticut
(GO) (AG)
5.00%, 08/01/33 2,000 2,302,416
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A
(RB)
4.40%, 11/15/38 (c) 1,530 1,577,840
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A-1
(RB) (SAW)
1.70%, 05/15/34 (c) 1,290 1,102,620
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series D-1
(RB)
3.20%, 11/15/32 (c) 260 260,155
Connecticut State Health
& Educational Facilities
Authority (RB)
5.00%, 07/01/36 2,000 2,395,708
5.00%, 07/01/64 (p) 7,500 8,578,584
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/32 (c) 1,700 1,785,554
State of Connecticut Health
and Educational Facilities
Authority, Series U (RB)
5.00%, 07/01/33 2,000 2,348,533
State of Connecticut Special
Tax Revenue (RB)
5.00%, 07/01/40 (c) 2,500 2,872,851
5.00%, 07/01/41 (c) 3,450 3,923,236
5.00%, 07/01/45 (c) 1,000 1,084,457
State of Connecticut Special
Tax, Series A-2 (RB)
5.00%, 07/01/42 (c) 1,000 1,112,223
State of Connecticut, Series A
(GO)
3.00%, 01/15/32 (c) 2,200 2,228,190
3.00%, 01/15/34 (c) 1,000 1,001,577
3.00%, 01/15/35 (c) 2,500 2,493,302
3.00%, 01/15/36 (c) 1,000 984,941
4.00%, 04/15/36 (c) 250 254,069
4.00%, 01/15/37 (c) 2,000 2,061,627
5.00%, 03/15/35 500 595,688
5.00%, 03/15/36 (c) 1,000 1,179,503
5.00%, 01/15/37 (c) 1,000 1,151,662
5.00%, 03/15/41 (c) 1,110 1,251,814
State of Connecticut, Series B
(GO)
3.00%, 01/15/40 (c) 2,220 2,008,748

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Connecticut (continued)
5.00%, 12/01/34 $ 1,500 $ 1,783,098
5.00%, 01/15/37 (c) 1,505 1,733,252
State of Connecticut, Series C
(GO)
4.00%, 06/01/34 (c) 1,950 2,042,619
State of Connecticut, Series E
(GO)
5.00%, 11/15/32 1,000 1,160,590
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 09/01/32 (c) 475 481,831
5.00%, 05/01/35 (c) 1,500 1,672,098
State of Connecticut, Special
Tax, Transportation
Infrastructure Purposes,
Series A (RB)
5.00%, 05/01/33 (c) 1,025 1,151,523
State Of Connecticut,
Transportation Infrastructure
Purposes, Series A (RB)
5.00%, 07/01/42 (c) 2,000 2,246,038
59,716,105
Delaware : 0.2%
Delaware Health Facilities
Authority, Bayhealth Medical
Center Project, Series A (RB)
4.00%, 07/01/40 (c) 1,000 1,001,499
State of Delaware (GO)
2.00%, 02/01/35 (c) 1,000 885,261
State of Delaware, Series A
(GO)
2.00%, 01/01/36 (c) 650 565,290
4.00%, 05/01/41 (c) 1,000 1,036,352
4.00%, 05/01/42 (c) 500 512,627
5.00%, 05/01/36 (c) 1,000 1,151,454
5,152,483
District of Columbia : 1.9%
District of Columbia (RB)
5.00%, 04/01/60 (c) (p) 1,000 1,143,671
District of Columbia Income
Tax Revenue (RB)
5.00%, 06/01/32 1,700 1,957,372
5.00%, 06/01/33 1,000 1,167,048
5.00%, 06/01/34 1,000 1,181,192
5.00%, 06/01/36 (c) 4,000 4,708,664
5.00%, 06/01/40 (c) 1,000 1,139,892
District Of Columbia Water And
Sewer Authority Public Utility,
Series A (RB)
5.00%, 10/01/37 (c) 2,000 2,314,169
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/34 (c) 2,250 2,442,794
District of Columbia, Income
Tax, Series A (RB)
4.00%, 03/01/40 (c) 2,000 2,030,795
5.00%, 06/01/35 1,500 1,786,325
5.00%, 07/01/36 (c) 2,000 2,252,059
Par
(000’s) Value
District of Columbia (continued)
District of Columbia, Series A
(GO)
5.00%, 06/01/33 (c) $ 580 $ 598,412
5.00%, 06/01/34 (c) 1,000 1,030,761
5.00%, 06/01/35 (c) 750 789,070
5.00%, 01/01/37 (c) 1,000 1,130,714
District of Columbia, Series A
(RB)
3.00%, 03/01/41 (c) 2,000 1,811,055
5.00%, 03/01/36 (c) 1,000 1,074,563
District of Columbia, Series C
(RB)
5.00%, 05/01/36 (c) 1,000 1,086,614
District of Columbia, Water and
Sewer Authority, Series A (RB)
5.00%, 10/01/40 (c) 1,000 1,125,776
Washington Metropolitan Area
Transit Authority, Series A
(RB)
4.00%, 07/15/34 (c) 4,000 4,224,573
5.00%, 07/15/37 (c) 1,400 1,514,378
5.00%, 07/15/37 (c) 2,000 2,197,193
Washington Metropolitan Area
Transit Authority, Series A-2
(RB)
5.00%, 07/01/33 (c) 550 567,591
5.00%, 07/01/34 (c) 810 835,185
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/37 (c) 1,140 1,169,391
41,279,257
Florida : 2.4%
Broward County, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/36 (c) 2,000 2,093,282
Central Florida Expressway
Authority (RB) (BAM)
3.00%, 07/01/34 (c) 520 518,697
4.00%, 07/01/41 (c) 845 835,086
Central Florida Expressway
Authority, Series A (RB) (BAM)
5.00%, 07/01/38 (c) 2,000 2,056,693
Central Florida Expressway
Authority, Series B (RB)
4.00%, 07/01/39 (c) 2,000 2,002,798
City of Gainesville, Utilities
System, Series A (RB)
5.00%, 10/01/34 (c) 1,045 1,085,093
City of Jacksonville, Series A
(RB)
5.00%, 10/01/32 (c) 1,095 1,191,268
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AG)
5.00%, 11/01/37 (c) 560 576,201

Par
(000’s) Value
Florida (continued)
City of Tampa Florida, H. Lee
Moffitt Cancer Center Project,
Series B (RB)
4.00%, 07/01/38 (c) $ 1,000 $ 1,002,179
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^ 565 465,377
0.00%, 10/01/32 (c) ^ 400 316,025
5.00%, 10/01/34 (c) 2,005 2,036,007
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/34 (c) 555 560,200
County of Miami-Dade,
Building Better Communities
Program, Series A (GO) (SAW)
4.00%, 07/01/36 (c) 1,600 1,665,600
County of Miami-Dade,
Expressway Authority Toll
System, Series A (RB)
5.00%, 07/01/39 (c) 2,000 2,000,710
County of Miami-Dade, Florida
Aviation, Series A (RB)
4.00%, 10/01/39 (c) 1,500 1,520,662
County of Miami-Dade, Florida
Transit System (RB)
4.00%, 07/01/34 (c) 865 868,736
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/32 (c) 3,500 3,929,555
County of Miami-Dade, Water
and Sewer System, Series B
(RB)
3.00%, 10/01/34 (c) 370 368,978
Florida Development Finance
Corp. (RB)
5.00%, 08/01/41 (c) 1,000 1,095,095
Florida Development Finance
Corp., Lakeland Regional
Health Systems (RB)
4.00%, 11/15/35 (c) 2,000 2,057,176
Florida Housing Finance Corp.
(RB)
4.62%, 07/01/46 (c) 2,000 2,012,949
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
2.10%, 07/01/35 (c) 945 809,925
JEA Electric System, Series A
(RB) (AG)
5.00%, 10/01/33 1,000 1,166,075
JEA Electric System, Series B
(RB)
5.00%, 10/01/32 (c) 885 919,177
JEA Water & Sewer System
Revenue (RB)
5.00%, 10/01/39 (c) 750 843,459
Par
(000’s) Value
Florida (continued)
Lee County, Industrial
Development Authority,
Health System, Inc., Series
A-1 (RB)
5.00%, 04/01/34 (c) $ 605 $ 640,526
Leon County, City of
Tallahassee, Blueprint
Intergovernmental Agency
(RB)
5.00%, 10/01/38 (c) 1,000 1,108,757
Miami Beach Redevelopment
Agency (TA) (AG)
5.00%, 02/01/35 500 578,366
Miami-Dade County, Building
Better Communities
Program, Series D (GO)
5.00%, 07/01/41 (c) 2,000 2,011,380
Miami-Dade County, Florida
Water and Sewer System,
Series B (RB)
5.00%, 10/01/40 (c) 500 556,698
Miami-Dade County, Florida,
Series A (GO) (SAW)
4.00%, 07/01/40 (c) 2,000 2,012,177
Mid-Bay Bridge Authority (RB)
(AG)
5.00%, 10/01/34 1,000 1,153,253
5.00%, 10/01/35 1,250 1,440,286
Orange County Health Facilities
Authority, Orlando Health
Obligated Group, Series A
(RB)
5.00%, 10/01/40 (c) 1,000 1,113,326
Orange County, Health
Facilities Authority, Series A
(RB)
5.00%, 10/01/36 (c) 1,325 1,339,396
5.00%, 10/01/39 (c) 1,000 1,008,387
Orlando Utilities Commission,
Series B (RB)
5.00%, 10/01/39 (c) 750 856,187
Reedy Creek Improvement
District, Series A (GO)
5.00%, 06/01/35 (c) 1,000 1,006,664
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/32 (c) 800 829,072
State of Florida Board
of Governors, Florida
State University Athletics
Association, Series A (RB)
(BAM)
5.00%, 10/01/40 (c) 2,000 2,221,319
State of Florida, Department
of Transportation Financing
Corp. (RB)
3.00%, 07/01/31 (c) 1,000 1,008,099
3.00%, 07/01/35 (c) 1,000 985,923
53,866,819

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia : 2.2%
City of Atlanta, Airport
Passenger Facility Charge,
Series C (RB)
5.00%, 07/01/35 (c) $ 800 $ 858,643
5.00%, 07/01/38 (c) 2,275 2,414,957
City of Atlanta, Water and
Wastewater (RB)
5.00%, 11/01/32 (c) 1,000 1,006,431
City of Atlanta, Water and
Wastewater (RB) (BAM)
5.00%, 11/01/34 1,000 1,181,773
Columbia County School
District, Georgia (GO) (SAW)
5.00%, 10/01/41 (c) 2,420 2,768,447
County of Fulton (GO)
4.00%, 07/01/40 (c) 1,500 1,510,023
County of Fulton, Georgia
Water and Sewerage, Series
A (RB)
2.25%, 01/01/43 (c) 500 373,973
Dekalb County, Water and
Sewerage, Series B (RB) (AG)
5.00%, 10/01/35 (c) 1,530 1,551,734
Fulton County, Georgia Water
and Sewerage, Series A (RB)
3.00%, 01/01/37 (c) 3,000 2,898,685
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/42 (c) 1,000 974,912
Georgia Housing and Finance
Authority, Series A (RB)
4.10%, 12/01/39 (c) 1,000 1,011,760
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c) 925 919,324
3.35%, 12/01/41 (c) 215 202,189
Georgia State Housing and
Finance Authority, Series A
(RB)
4.15%, 12/01/40 (c) 1,000 1,009,235
Georgia State Housing and
Finance Authority, Series E
(RB)
4.85%, 12/01/40 (c) 1,000 1,048,769
Main Street Natural Gas Inc ,
Series C (RB)
5.00%, 12/01/54 (c) (p) 1,000 1,072,487
Main Street Natural Gas, Inc.
(RB)
5.00%, 12/01/55 (c) (p) 1,000 1,075,252
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
5.00%, 05/15/35 2,000 2,214,495
5.00%, 05/01/54 (c) (p) 1,000 1,081,593
Par
(000’s) Value
Georgia (continued)
Main Street Natural Gas, Inc.,
Gas Supply, Series E (RB)
5.00%, 12/01/53 (c) (p) $ 2,000 $ 2,143,361
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 1,500 1,616,500
Private Colleges & Universities
Authority (RB)
5.00%, 09/01/32 1,000 1,151,470
5.00%, 09/01/33 2,000 2,332,790
Private Colleges and
Universities Authority, Emory
University, Series B (RB)
4.00%, 09/01/36 (c) 2,175 2,251,037
4.00%, 10/01/38 (c) 2,000 2,001,574
4.00%, 09/01/40 (c) 2,000 2,012,278
State of Georgia, Private
Colleges and Universities
Authority, Emory University,
Series B (RB)
5.00%, 09/01/33 1,000 1,166,395
State of Georgia, Road and
Tollway Authority (RB)
5.00%, 06/01/32 (c) 2,000 2,204,223
State of Georgia, Road and
Tollway Authority, Series A
(RB)
4.00%, 07/15/35 (c) 3,255 3,435,859
State of Georgia, Series A (GO)
5.00%, 02/01/32 (c) 2,000 2,051,617
5.00%, 02/01/33 (c) 1,200 1,229,863
48,771,649
Guam : 0.0%
Territory of Guam (RB)
5.00%, 01/01/36 (c) 1,000 1,106,481
Underline
Hawaii : 0.4%
City & County of Honolulu,
Hawaii, Series D (GO)
5.00%, 09/01/32 (c) 1,015 1,054,930
City and County of Honolulu,
Hawaii Wastewater System,
Series A (RB)
4.00%, 07/01/33 (c) 1,480 1,486,385
City and County of Honolulu,
Hawaii Wastewater System,
Series B (RB)
5.00%, 07/01/36 (c) 875 936,331
State of Hawaii (RB)
5.00%, 01/01/36 (c) 1,000 1,105,984
State of Hawaii, Department
of Transportation Airports
Division, Series D (RB) (BAM)
5.00%, 07/01/34 (c) 2,000 2,192,162
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c) 1,000 1,002,688
5.00%, 05/01/34 (c) 690 710,786
8,489,266

Par
(000’s) Value
Idaho : 0.1%
Idaho Health Facilities
Authority, St. Luke's Health
System Project, Series C (RB)
5.00%, 03/01/60 (c) (p) $ 1,000 $ 1,114,095
Underline
Illinois : 3.8%
Chicago Ill Go Ref Bds , Series
C (GO)
5.00%, 01/01/38 (c) 630 630,336
Chicago O'Hare International
Airport, Series A (RB)
5.00%, 01/01/35 (c) 1,000 1,074,392
City of Chicago, Chicago O'Hare
International Airport (RB)
(BAM)
5.25%, 01/01/41 (c) 1,205 1,317,889
City Of Chicago, Chicago O'Hare
International Airport General
Airport, Series B (RB)
5.00%, 01/01/42 (c) 1,000 1,097,200
City of Chicago, Second Lien
Wastewater Transmission,
Series B (RB) (BAM)
5.00%, 01/01/33 1,000 1,141,396
City of Chicago, Second Lien
Water (RB) (AG)
5.00%, 11/01/34 (c) 1,420 1,468,310
5.00%, 11/01/36 (c) 1,500 1,544,780
City of Chicago, Series A (GO)
5.00%, 01/01/32 (c) 1,000 1,058,403
5.00%, 01/01/33 (c) 2,455 2,590,358
5.25%, 01/01/38 (c) 2,000 2,109,993
5.50%, 01/01/43 (c) 750 768,828
City of Chicago, Wastewater
Transmission, Series A (RB)
(BAM)
5.00%, 01/01/40 (c) 1,000 1,103,613
5.00%, 01/01/41 (c) 1,000 1,093,381
City of Chicago, Wastewater
Transmission, Series B (RB)
5.00%, 01/01/36 (c) 750 763,462
City of Chicago, Wastewater
Transmission, Series B (RB)
(AG)
5.00%, 01/01/37 (c) 1,000 1,103,019
Illinois Finance Authority (RB)
5.00%, 04/01/34 1,605 1,866,820
Illinois Finance Authority Rush
Univeristy , Seres A (RB)
5.00%, 11/15/35 1,000 1,155,068
Illinois Finance Authority, Carle
Foundation, Series A (RB)
5.00%, 08/15/35 (c) 1,000 1,101,187
Illinois Finance Authority, Clean
Water Initiative (RB)
4.00%, 07/01/35 (c) 1,600 1,656,284
4.00%, 07/01/37 (c) 1,000 1,025,102
5.00%, 07/01/36 (c) 2,560 2,739,075
Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority, Clean
Water Initiative (RB) (AG)
5.00%, 07/01/34 (c) $ 1,400 $ 1,508,722
Illinois Finance Authority,
Memorial Health System (RB)
5.00%, 04/01/34 (c) 1,435 1,520,155
Illinois Finance Authority,
NorthShore University
HealthSystem , Series A (RB)
5.00%, 08/15/32 (c) 1,365 1,503,612
5.00%, 08/15/33 (c) 1,000 1,095,917
5.00%, 08/15/34 (c) 1,295 1,414,779
Illinois Finance Authority, The
University of Chicago, Series
B (RB)
5.00%, 04/01/36 (c) 1,500 1,718,652
Illinois Housing Development
Authority, Series B (RB)
3.45%, 10/01/33 (c) 420 420,640
Illinois State Finance Authority,
Ann & Robert H. Lurie
Children's Hospital (RB)
4.00%, 08/15/37 (c) 1,000 1,003,240
Illinois State Finance Authority,
University of Chicago, Series
A (RB)
5.00%, 10/01/33 1,000 1,157,045
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/37 (c) 2,000 2,298,725
5.00%, 01/01/40 (c) 2,000 2,002,441
Illinois State Toll Highway
Authority, Series B (RB)
5.00%, 01/01/37 (c) 1,500 1,502,378
5.00%, 01/01/40 (c) 1,000 1,001,221
Illinois State, Series C (GO)
4.00%, 10/01/40 (c) 1,000 973,892
Metropolitan Pier And
Exposition Authority, Illinois,
Mccormick Place Expansion
Project, Series B (RB)
5.00%, 06/15/42 (c) 1,315 1,359,719
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
0.00%, 06/15/37 (c) ^ 1,500 987,480
Metropolitan Water
Reclamation District of
Greater Chicago, Series B
(GO) (NATL-IBC FGIC)
5.25%, 12/01/35 500 605,013
Miami-Dade County, Florida,
Building Better Communities
Program, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,111,848
Northern Illinois Municipal
Power Agency, Series A (RB)
4.00%, 12/01/36 (c) 1,500 1,504,126

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Sales Tax Securitization
Corporation Sales Tax
Securitzation Bonds,Series
A (RB)
5.00%, 01/01/42 (c) $ 1,000 $ 1,075,596
Sales Tax Securitization
Corporation Sales Tax, Series
A (RB)
5.00%, 01/01/41 (c) 1,000 1,087,868
Sales Tax Securitization
Corporation Second Lien
Sales Tax, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,076,441
State of Illinois (GO)
5.00%, 02/01/39 (c) 2,385 2,620,259
5.50%, 05/01/39 (c) 2,000 2,150,728
State of Illinois, Sales Tax,
Series A (RB) (BAM)
3.00%, 06/15/32 (c) 3,000 2,936,620
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c) 2,460 2,410,236
5.00%, 10/01/33 (c) 2,500 2,631,065
5.00%, 03/01/34 (c) 1,000 1,094,435
5.00%, 05/01/35 (c) 2,250 2,340,794
5.00%, 12/01/35 (c) 1,000 1,030,735
5.00%, 05/01/41 (c) 630 644,589
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c) 2,000 2,046,862
5.00%, 05/01/36 (c) 1,000 1,097,483
State of Illinois, Series D (GO)
5.00%, 07/01/36 (c) 1,000 1,098,451
5.00%, 09/01/38 (c) 2,000 2,206,700
5.00%, 09/01/40 (c) 1,000 1,084,595
State of Illinois, Series D (RB)
3.00%, 06/15/32 (c) 680 665,634
State of Illinois, Seris B (GO)
5.00%, 05/01/38 (c) 1,145 1,263,729
83,661,321
Indiana : 1.4%
Avon, Indiana Community
School Building Corp., Ad
Valorem Property Tax First
Mortgage (RB)
5.25%, 07/15/39 (c) 1,000 1,121,987
Indiana Finance Authority (RB)
5.00%, 02/01/32 3,000 3,373,328
5.00%, 02/01/33 3,000 3,413,007
Indiana Finance Authority,
Ascension Senior Credit
Group, Series A-1 (RB)
5.00%, 11/15/42 (c) 2,000 2,181,015
5.00%, 11/15/43 (c) 1,000 1,078,378
Indiana Finance Authority, First
Lien Wastewater Utility (RB)
4.00%, 10/01/35 (c) 2,500 2,632,898
Indiana Finance Authority,
Indiana University Health Inc.,
Series B (RB)
5.00%, 10/01/55 (c) (p) 1,000 1,126,678
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority,
Indiana University Health,
Series D-3 (RB)
5.00%, 10/01/59 (c) (p) $ 2,000 $ 2,256,386
Indiana Finance Authority,
University Health, Series D
(RB)
5.00%, 10/01/57 (c) (p) 2,000 2,286,020
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,006,226
Indiana State Finance
Authority, Series C (RB)
5.00%, 02/01/35 500 597,514
5.00%, 02/01/36 (c) 1,000 1,180,517
5.00%, 02/01/37 (c) 1,500 1,753,064
5.00%, 02/01/40 (c) 500 569,533
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel, Series E (RB)
5.50%, 03/01/38 (c) 1,000 1,093,093
IPS Multi-School Building Corp.
(RB)
5.00%, 07/15/41 (c) 1,000 1,093,435
Westfield Washington Multi-
School Building Corporation,
Hamilton County, Indiana,
Series A (RB) (BAM)
5.00%, 07/15/35 (c) 750 868,466
5.25%, 07/15/41 (c) 2,115 2,363,876
29,995,421
Iowa : 0.3%
Iowa Finance Authority (RB)
5.00%, 08/01/43 (c) 2,000 2,201,867
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/36 (c) 1,000 1,148,790
5.00%, 08/01/37 (c) 1,000 1,105,476
5.00%, 08/01/37 (c) 1,000 1,140,244
5,596,377
Kansas : 0.2%
County of Johnson, Internal
Improvement, Series A (GO)
4.00%, 09/01/34 (c) 750 761,949
State of Kansas, Department of
Transportation, Series A (RB)
5.00%, 09/01/32 (c) 1,165 1,211,205
University of Kansas Hospital
Authority (RB)
4.00%, 09/01/40 (c) 2,000 1,997,714
3,970,868
Kentucky : 0.6%
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/41 (c) 990 995,230

Par
(000’s) Value
Kentucky (continued)
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
5.25%, 04/01/54 (c) (p) $ 3,000 $ 3,243,940
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 3,000 3,233,916
Kentucky State Property and
Building Commission, Project
No. 119 (RB) (BAM)
5.00%, 05/01/34 (c) 3,285 3,456,285
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c) 1,000 1,000,727
Public Energy Authority Of
Kentucky Gas Supply, Series
C (RB)
5.00%, 05/01/36 (c) 1,500 1,627,444
University of Kentucky, Series
A (RB)
3.00%, 10/01/35 (c) 770 750,210
14,307,752
Louisiana : 1.1%
City Of Shreveport, State Of
Louisiana Water And Sewer
(RB) (AG)
5.00%, 12/01/39 (c) 1,540 1,729,990
Jefferson Sales Tax District,
Parish of Jefferson, Series B
(RB) (AG)
4.00%, 12/01/37 (c) 1,300 1,326,429
5.00%, 12/01/33 (c) 615 667,113
Jefferson Sales Tax District,
Series B (RB) (AG)
4.00%, 12/01/35 (c) 500 514,506
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Series B (RB)
2.50%, 04/01/36 (c) 1,455 1,278,983
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 3,040 3,045,371
Louisville Public Facilities
Authority, Tulane University,
Series A (RB)
5.00%, 10/15/36 (c) 1,000 1,115,419
State of Louisiana, Gasoline &
Fuels Tax (RB)
5.00%, 05/01/33 1,000 1,154,977
State of Louisiana, Gasoline &
Fuels Tax, Series B (RB)
5.00%, 05/01/35 1,000 1,184,086
Par
(000’s) Value
Louisiana (continued)
State of Louisiana, Series A
(GO)
5.00%, 03/01/32 (c) $ 750 $ 842,592
5.00%, 03/01/33 (c) 930 1,019,481
5.00%, 04/01/35 (c) 1,000 1,147,332
5.00%, 04/01/36 (c) 1,000 1,138,036
5.00%, 03/01/38 (c) 1,000 1,090,233
State of Louisiana, Series A
(GO) (BAM)
5.00%, 03/01/34 (c) 910 992,619
State of Louisiana, Series B
(GO)
5.00%, 06/01/34 1,000 1,174,637
5.00%, 06/01/36 (c) 4,000 4,690,752
24,112,556
Maryland : 1.6%
County of Baltimore, Public
Improvement (GO)
4.00%, 03/01/34 (c) 890 934,507
County of Baltimore, Public
Improvement (GO) (AG)
4.00%, 03/01/34 (c) 1,925 1,998,631
County of Baltimore, Public
Improvement (GO) (CA MTG
INS)
4.00%, 03/01/36 (c) 2,420 2,493,921
County of Montgomery, Series
A (GO)
3.00%, 08/01/32 (c) 750 758,763
Maryland Community
Development Administration,
Series A (RB) (AG)
1.95%, 09/01/41 (c) 310 222,192
Maryland Health & Higher
Educational Facilities
Authority (RB) (AG)
4.25%, 07/01/40 (c) 1,000 1,042,580
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
4.00%, 07/01/42 (c) 400 387,910
Maryland Stadium Authority
(RB)
5.00%, 06/01/40 (c) 1,000 1,112,165
Montgomery County, Maryland,
Series A (GO)
2.00%, 08/01/34 (c) 1,000 892,578
2.00%, 08/01/40 (c) 1,010 776,522
Prince George's County, Public
Improvement, Series A (GO)
5.00%, 08/01/34 (c) 1,500 1,755,543
5.00%, 08/01/35 (c) 2,500 2,905,061
5.00%, 07/15/36 (c) 2,500 2,634,227
State of Maryland, Department
of Transportation (RB) (SAW)
2.12%, 10/01/31 (c) 2,340 2,232,121

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
State of Maryland, Series A
(GO)
5.00%, 06/01/40 (c) $ 5,000 $ 5,742,852
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 08/01/32 (c) 530 548,190
5.00%, 03/15/32 (c) 3,000 3,231,375
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
3.00%, 08/01/31 (c) 1,000 1,002,715
Washington Suburban Sanitary
Commission (RB)
2.00%, 12/01/41 (c) 2,525 1,894,573
Washington Suburban
Sanitary District, Maryland
Consolidated Public
Improvement (GO)
5.00%, 06/01/34 (c) 1,650 1,661,654
34,228,080
Massachusetts : 3.5%
City of Boston, Series A (GO)
5.00%, 11/01/39 (c) 2,000 2,257,803
Commonwealth of
Massachusetts (GO)
5.00%, 08/01/41 (c) 1,000 1,124,189
Commonwealth of
Massachusetts (RB) (BAM)
5.50%, 01/01/34 4,420 5,219,376
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 10/01/31 3,000 3,442,472
5.00%, 01/01/40 (c) 1,500 1,694,135
5.00%, 04/01/42 (c) 1,000 1,120,932
5.00%, 04/01/42 (c) 275 279,246
Commonwealth of
Massachusetts, Series B (GO)
2.00%, 03/01/34 (c) 1,000 909,624
5.00%, 07/01/34 (c) 1,860 1,877,754
5.00%, 05/01/40 (c) 1,500 1,696,715
Commonwealth of
Massachusetts, Series D (GO)
4.00%, 05/01/35 (c) 1,165 1,189,758
4.00%, 11/01/37 (c) 2,000 2,073,246
5.00%, 07/01/36 (c) 365 399,280
Commonwealth of
Massachusetts, Series D (GO)
(SBG)
5.00%, 07/01/38 (c) 2,000 2,168,759
Commonwealth of
Massachusetts, Series D (RB)
(NATL)
5.50%, 01/01/34 1,000 1,177,154
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 11/01/33 (c) 1,275 1,275,358
4.00%, 04/01/38 (c) 1,000 1,000,321
4.00%, 09/01/39 (c) 3,000 3,000,628
5.00%, 11/01/32 (c) 1,000 1,118,093
Par
(000’s) Value
Massachusetts (continued)
5.00%, 09/01/37 (c) $ 1,010 $ 1,064,306
Commonwealth of
Massachusetts, Series H (GO)
5.00%, 12/01/42 (c) 2,000 2,231,101
Commonwealth of
Massachusetts, Series I (GO)
5.00%, 12/01/33 (c) 500 509,747
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (RB)
5.00%, 06/01/37 (c) 800 878,389
Massachusetts Bay
Transportation Authority
Sales Tax Revenue (RB)
5.00%, 07/01/41 (c) 1,000 1,140,814
5.00%, 07/01/42 (c) 1,000 1,125,460
Massachusetts Bay
Transportation Authority
Sales Tax, Series A-1 (RB)
5.00%, 07/01/40 (c) 1,000 1,119,365
Massachusetts Bay
Transportation Authority,
Series A (RB)
5.00%, 07/01/40 (c) 1,000 1,134,226
Massachusetts Clean Water
Trust, Series B (RB)
5.00%, 02/01/43 (c) 750 832,373
Massachusetts Development
Finance Agency (RB)
5.00%, 11/01/55 (c) (p) 4,000 4,761,562
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health Issue, Series K
(RB)
5.00%, 07/01/35 (c) 255 270,916
Massachusetts Development
Finance Agency, Children's
Hospital, Series T (RB)
5.00%, 03/01/34 (c) 1,000 1,179,122
Massachusetts Development
Finance Agency, Harvard
University, Series A (RB)
4.00%, 07/15/36 (c) 2,605 2,605,831
5.00%, 07/15/40 3,860 4,626,845
Massachusetts Development
Finance Agency, Harvard
University, Series B (RB)
5.00%, 02/15/33 2,000 2,340,223
Massachusetts Development
Finance Agency, Partners
Healthcare System, Series S
(RB)
4.00%, 07/01/35 (c) 1,500 1,525,875
Massachusetts Development
Finance Agency, Series A-1
(RB)
5.00%, 05/15/55 (p) 5,000 5,740,259

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Series B (RB)
4.00%, 02/15/36 $ 1,000 $ 1,110,863
Massachusetts Development
Finance Agency, Series N (RB)
(AG)
5.00%, 07/01/35 1,000 1,166,018
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/35 (c) 500 504,968
Massachusetts School Building
Authority, Series B (RB)
5.00%, 02/15/36 500 604,928
5.00%, 02/15/38 500 609,244
The Commonwealth of
Massachusetts, Series A (GO)
5.00%, 03/01/36 (c) 1,000 1,164,798
5.00%, 04/01/40 (c) 1,000 1,151,484
5.00%, 04/01/41 (c) 1,000 1,138,434
University of Massachusetts
Building Authority (RB)
5.00%, 05/01/34 (c) 1,220 1,313,146
5.00%, 11/01/34 (c) 750 814,000
University of Massachusetts
Building Authority (RB) (SD
CRED PROG)
5.00%, 11/01/32 (c) 500 547,379
76,236,519
Michigan : 1.5%
Board of Trustees of Oakland
University (RB)
5.00%, 03/01/41 (c) 1,100 1,100,213
Detroit City School District,
Series A (GO) (AG)
5.25%, 05/01/32 2,220 2,528,973
Great Lakes Water Authority
Water Supply System
Revenue (RB)
5.00%, 07/01/35 (c) 1,000 1,176,296
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series A (RB)
5.00%, 07/01/37 (c) 3,000 3,423,065
Kalamazoo Michigan Hospital
Facilities, Bronson Healthcare
Group (RB)
4.00%, 05/15/36 (c) 2,000 2,001,310
Michigan Fin Auth Rev Hosp Ref
Bds Trinity Hlth Credit Group,
Series A (RB)
5.00%, 12/01/42 (c) 480 489,110
Michigan Finance Authority
Hospital, McLaren Health
Care, Series A (RB)
5.00%, 05/15/38 (c) 1,000 1,003,377
Michigan Finance Authority,
Corewell Health, Series A (RB)
5.00%, 08/15/35 (c) 3,000 3,489,751
Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Corewell Health, Series B-2
(RB)
5.00%, 08/15/55 (p) $ 3,500 $ 4,015,426
Michigan Finance Authority,
Henry Ford Health System
(RB)
3.00%, 11/15/33 (c) 355 352,493
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/40 (c) 1,000 993,568
5.00%, 12/01/34 (c) 2,000 2,079,263
5.00%, 12/01/35 (c) 585 606,389
Michigan State Housing
Development Authority,
Series A (RB)
4.30%, 10/01/40 (c) 725 725,113
Michigan State Housing
Development Authority,
Series B (RB)
4.50%, 12/01/38 (c) 1,500 1,565,289
State of Michigan, Building
Authority, Series I (RB)
5.00%, 10/15/32 (c) 570 579,811
State of Michigan,
Environmental Program,
Series A (GO)
3.00%, 05/15/36 (c) 750 746,916
State of Michigan, Housing
Development Authority,
Single-Family Mortgage,
Series B (RB)
3.10%, 12/01/31 (c) 1,370 1,370,316
State of Michigan, Karegnondi
Water Authority, Counties of
Genesee, Lapeer and Sanila
(RB) (BAM)
5.00%, 11/01/41 (c) 750 831,268
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/36 (c) 1,000 1,145,847
State of Michigan, Trunk Line
Fund, Series A (RB)
5.00%, 11/15/35 (c) 1,900 2,128,664
32,352,458
Minnesota : 1.1%
County of Hennepin, Minnesota
First Lien Sales Tax, Series A
(RB)
5.00%, 12/15/31 (c) 1,000 1,019,607
County of Hennepin, Series A
(GO)
5.00%, 12/01/36 (c) 2,000 2,347,343
Minnesota Agricultural &
Economic Development
Board (RB)
5.00%, 01/01/38 (c) 1,000 1,111,604

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Minnesota (continued)
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/33 (c) $ 1,500 $ 1,502,633
Regents of the University of
Minnesota, Series B (RB)
5.00%, 12/01/31 (c) 1,000 1,045,033
St. Louis Park Independent
School District No. 283, Series
A (GO) (SD CRED PROG)
4.25%, 02/01/43 (c) 500 510,317
State of Minnesota (GO)
5.00%, 08/01/38 (c) 3,000 3,502,358
5.00%, 08/01/41 (c) 2,000 2,287,329
5.00%, 08/01/42 (c) 1,000 1,129,024
State of Minnesota, State Office
Building Project (CP)
5.00%, 11/01/41 (c) 1,075 1,195,483
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/33 (c) 1,000 1,085,003
5.00%, 08/01/36 (c) 2,000 2,187,622
5.00%, 08/01/36 (c) 1,000 1,073,942
5.00%, 08/01/37 (c) 2,000 2,176,787
White Bear Lake, independent
School District No. 624, Series
A (GO) (SD CRED PROG)
3.00%, 02/01/33 (c) 1,000 1,003,694
White Bear Lake, Minnesota
Independent School District
No. 624, Series A (GO) (SD
CRED PROG)
2.25%, 02/01/36 (c) 750 664,867
23,842,646
Mississippi : 0.1%
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) 500 503,480
State of Mississippi, Series A
(RB)
5.00%, 10/15/34 (c) 1,000 1,051,161
5.00%, 10/15/36 (c) 550 574,495
2,129,136
Missouri : 0.3%
County of St. Louis, Hazewood
School District, Series A (GO)
(BAM)
5.00%, 03/01/38 (c) 1,000 1,092,489
Missouri Joint Municipal Electric
Utility Commission, Prairie
State Project, Series A (RB)
4.00%, 12/01/32 (c) 685 686,439
Springfield School District No.
R-12 (GO) (SAW)
4.00%, 03/01/35 (c) 2,415 2,503,366
5.00%, 03/01/36 (c) 450 477,162
Par
(000’s) Value
Missouri (continued)
St. Louis School District, Board
of Education (GO) (AG)
5.00%, 04/01/37 (c) $ 1,000 $ 1,111,853
The Community College District
of St. Louis (CP)
5.00%, 04/01/40 (c) 1,000 1,105,635
6,976,944
Nebraska : 0.5%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/32 1,280 1,416,518
5.00%, 09/01/34 4,300 4,824,541
5.00%, 09/01/35 2,000 2,247,893
5.00%, 09/01/42 1,500 1,607,111
Public Power Generation
Agency, Whelan Energy
Center, Series A (RB)
5.00%, 01/01/35 750 877,295
10,973,358
Nevada : 0.6%
Clark County School District
(GO)
5.00%, 06/15/35 (c) 1,000 1,164,726
Clark County School District
(GO) (AG)
3.00%, 06/15/37 (c) 1,500 1,400,075
Clark County School District,
Series A (GO)
5.00%, 06/15/39 (c) 1,375 1,510,749
Clark County, Nevada
McCarran International
Airport, Passenger Facility,
Series E (RB)
5.00%, 07/01/32 (c) 470 507,658
Clark County, School District,
Series A (GO) (AG)
5.00%, 06/15/32 (c) 1,000 1,107,021
5.00%, 06/15/34 (c) 915 1,004,447
Clark County, School District,
Series B (GO) (BAM)
3.00%, 06/15/38 (c) 1,500 1,378,898
Clark County, School District,
Series C (GO)
5.00%, 06/15/32 (c) 1,050 1,096,751
Clark County, Transportation
Improvement, Limited Tax,
Series B (GO)
4.00%, 12/01/39 (c) 2,245 2,278,353
County of Clarke, School
District, Limited Tax, Series
A (GO)
4.00%, 06/15/42 (c) 500 496,375
Las Vegas Valley Water District,
Series C (GO)
3.00%, 06/01/32 (c) 1,000 1,010,963

Par
(000’s) Value
Nevada (continued)
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB) (AG)
4.00%, 12/01/33 (c) $ 760 $ 782,448
13,738,464
New Hampshire : 0.5%
National Finance Authority
Municipal Certificates, Series
3, Class A-1 (RB)
4.95%, 02/20/41 1,498 1,583,722
National Finance Authority,
Affordable Housing, Series
1 (RB)
4.75%, 06/20/41 (c) (p) 1,497 1,564,286
National Finance Authority,
Municipal Certificates, Series
1 (RB)
4.17%, 01/20/41 5,957 5,954,658
National Finance Authority,
Municipal Certificates, Series
2 (RB)
4.22%, 11/20/42 1,992 1,959,625
11,062,291
New Jersey : 3.5%
County of Camden, Board of
Education of Township of
Cherry Hill (GO)
4.00%, 08/01/35 (c) 500 518,557
County of Hudson (GO)
2.00%, 11/15/34 (c) 2,000 1,755,469
2.00%, 11/15/35 (c) 685 587,472
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AG)
5.00%, 11/01/33 (c) 1,000 1,084,048
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/36 (c) 1,250 1,343,530
New Jersey Educational
Facilities Authority (RB)
5.00%, 07/01/64 (c) (p) 10,000 11,766,196
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series C (RB)
2.00%, 03/01/37 (c) 1,975 1,651,766
2.00%, 03/01/41 (c) 500 371,372
New Jersey Educational
Facilities Authority, Princeton
University, Series C (RB)
2.00%, 03/01/36 (c) 1,000 860,817
2.00%, 03/01/38 (c) 2,000 1,628,233
New Jersey Educational
Facilities Authority, Princeton
University, Series I (RB)
5.00%, 07/01/32 (c) 500 518,208
Par
(000’s) Value
New Jersey (continued)
New Jersey Educational
Facilities Authority, Princeton
Unviersity , Series A-2 (RB)
5.00%, 03/01/41 (c) $ 2,500 $ 2,809,637
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
3.38%, 07/01/34 (c) 360 360,147
New Jersey Housing &
Mortgage Finance Agency
(RB)
4.75%, 10/01/40 (c) 1,000 1,048,988
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 12/15/31 (c) 2,830 2,932,928
4.25%, 06/15/40 (c) 3,045 3,122,994
5.00%, 12/15/33 (c) 1,395 1,487,367
5.00%, 12/15/34 (c) 635 675,067
5.00%, 06/15/37 (c) 4,000 4,598,705
5.00%, 06/15/38 (c) 4,500 5,127,248
5.25%, 06/15/39 (c) 2,640 3,039,860
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/39 (c) 1,000 1,012,398
4.12%, 06/15/39 (c) 1,000 1,008,218
5.00%, 06/15/40 (c) 1,000 1,100,275
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
4.00%, 06/15/36 (c) 1,045 1,086,482
New Jersey Transportation
Trust Fund Authority, Series
CC (RB)
5.00%, 06/15/33 1,000 1,160,245
New Jersey Turnpike Authority
(RB)
5.00%, 01/01/33 2,000 2,310,031
5.00%, 01/01/34 3,000 3,504,083
5.00%, 01/01/35 500 589,608
5.00%, 01/01/36 (c) 500 588,520
5.00%, 01/01/39 (c) 1,000 1,147,884
New Jersey Turnpike Authority,
Series G (RB)
5.00%, 01/01/36 (c) 2,500 2,598,694
New Jersey, Economic
Development Authority,
Series SSS (RB)
5.00%, 06/15/34 1,500 1,757,734
New Jersey, Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 06/15/40 (c) 3,000 3,025,616
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/34 (c) 3,000 2,700,770
5.00%, 06/01/38 (c) 2,000 2,144,455

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series A (RB)
4.00%, 06/01/37 (c) $ 540 $ 540,214
5.00%, 06/01/32 (c) 2,755 2,870,439
76,434,275
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,162,399
Underline
New York : 17.5%
Battery Park City Authorization,
Series B (RB)
5.00%, 11/01/36 (c) 1,000 1,156,102
City of New York NY (GO)
5.00%, 09/01/37 (c) 2,000 2,212,804
City of New York Trust for
Cultural Resources, Lincoln
Center for Performing Arts
Inc., Series A (RB)
4.00%, 12/01/34 (c) 1,000 1,042,970
City of New York, Housing
Development Corp., Series
G-1 (RB)
3.10%, 11/01/32 (c) 500 499,991
City of New York, Series A (GO)
4.00%, 08/01/34 (c) 485 486,459
4.00%, 08/01/38 (c) 600 613,555
5.00%, 09/01/34 (c) 2,170 2,450,605
5.00%, 08/01/37 (c) 1,000 1,116,683
City of New York, Series B-1
(GO)
5.00%, 10/01/32 (c) 1,125 1,217,200
5.00%, 10/01/37 (c) 250 257,130
5.25%, 10/01/40 (c) 1,575 1,737,442
City of New York, Series C (GO)
4.00%, 08/01/41 (c) 1,000 1,004,037
City of New York, Series D (GO)
4.00%, 04/01/41 (c) 1,000 1,006,806
City of New York, Series D-1
(GO) (BAM)
5.00%, 03/01/37 (c) 1,565 1,675,068
City of New York, Series E (GO)
5.00%, 04/01/37 (c) 1,000 1,114,500
City of New York, Series E-1
(GO)
5.00%, 03/01/32 (c) 1,015 1,066,458
5.00%, 03/01/39 (c) 2,000 2,074,024
5.25%, 03/01/34 (c) 1,000 1,052,747
City of New York, Series F (GO)
5.00%, 08/01/40 (c) 750 834,359
5.00%, 08/01/41 (c) 750 830,621
City of New York, Series F-1
(GO)
5.00%, 08/01/36 (c) 1,000 1,130,730
5.00%, 08/01/37 (c) 1,000 1,116,683
5.00%, 08/01/38 (c) 1,000 1,109,708
5.00%, 08/01/39 (c) 1,330 1,468,086
City of New York, Series G (GO)
5.00%, 02/01/35 2,215 2,609,955
Par
(000’s) Value
New York (continued)
5.00%, 02/01/36 (c) $ 4,000 $ 4,666,178
5.00%, 02/01/37 (c) 500 575,862
5.00%, 02/01/40 (c) 5,000 5,615,221
City of New York, Series L (GO)
5.00%, 04/01/32 (c) 655 702,605
City of New York, Series L-5
(GO)
5.00%, 04/01/34 (c) 1,865 2,070,914
County of Broome, Local
Development Corp., United
Health Services Hospitals, In.
Project (RB) (AG)
4.00%, 04/01/40 (c) 925 925,586
County of Monroe, Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
3.00%, 12/01/37 (c) 865 766,495
County of Nassau, Interim
Finance Authority, Public
Benefit Corp., Series A (RB)
5.00%, 11/15/35 (c) 1,500 1,688,192
County of Suffolk, New York
Water System, Series A (RB)
5.00%, 06/01/36 (c) 1,515 1,597,143
County of Suffolk, Public
Improvement, Series C (GO)
5.00%, 09/01/35 (c) 1,500 1,651,892
Dormitory Authority of the
State of New York (RB)
5.00%, 03/15/40 (c) 1,500 1,671,164
Dormitory Authority of the
State of New York, General
Purpose, Series A (RB)
5.00%, 03/15/37 (c) 1,000 1,150,644
5.00%, 03/15/38 (c) 1,000 1,142,326
5.00%, 03/15/41 (c) 2,000 2,231,133
Dormitory Authority of the
State of New York, Series B
(RB)
5.00%, 03/15/33 1,000 1,173,690
Empire State Development,
New York, New York State
Urban Development
Corporation, Series E (RB)
4.00%, 03/15/42 (c) 4,665 4,654,040
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/32 (c) 1,700 1,743,891
5.00%, 02/15/33 (c) 460 471,440
5.00%, 02/15/42 (c) 645 654,430
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/33 (c) 750 780,033
5.00%, 09/01/42 (c) 1,000 1,022,831
Long Island Power Authority,
Electric System, Series A (RB)
3.00%, 09/01/36 (c) 450 442,956
5.00%, 09/01/36 (c) 1,500 1,641,073

Par
(000’s) Value
New York (continued)
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/36 (c) $ 1,000 $ 1,012,041
Metropolitan Transportation
Authority, Dedicated Tax
Fund, Series B (RB)
5.00%, 11/15/40 (c) 2,000 2,245,085
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/33 (c) 340 340,834
4.00%, 11/15/40 (c) 1,000 990,490
5.00%, 11/15/35 (c) 1,000 1,151,717
5.00%, 11/15/40 (c) 2,000 2,195,086
5.00%, 11/15/40 (c) 1,000 1,088,575
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/34 2,000 2,350,637
5.00%, 11/15/35 (c) 2,000 2,028,005
5.00%, 11/15/35 1,500 1,768,593
5.00%, 11/15/42 (c) 1,500 1,621,791
Metropolitan Transportation
Authority, Series C-1 (RB)
4.00%, 11/15/32 (c) 1,980 2,017,683
5.00%, 11/15/33 (c) 2,540 2,665,414
5.00%, 11/15/34 (c) 810 848,601
Metropolitan Transportation
Authority, Series C-2 (RB)
0.00%, 11/15/33 ^ 1,035 814,257
Metropolitan Transportation
Authority, Series D (RB)
3.12%, 11/15/35 (c) 265 243,146
4.00%, 11/15/32 (c) 400 401,523
4.00%, 11/15/42 (c) 1,245 1,205,096
5.00%, 11/15/32 (c) 1,570 1,649,859
5.00%, 11/15/33 (c) 535 561,416
Metropolitian Transportation
Authority, Series A (RB)
5.00%, 11/15/36 (c) 1,500 1,771,722
New York City Housing
Development Corp., Multi-
Family Housing, Series A (RB)
(AG)
2.90%, 11/01/37 (c) 1,000 914,393
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1-C
(RB)
2.35%, 11/01/35 (c) 1,100 980,557
New York City Housing
Development Corp., Multi-
Family Housing, Series C-1
(RB)
2.25%, 11/01/41 (c) 800 623,788
New York City Housing
Development Corp., Multi-
Family Housing, Series I-1
(RB)
2.35%, 11/01/40 (c) 525 424,459
Par
(000’s) Value
New York (continued)
New York City Industrial
Development Agency, Yankee
Stadium Project, Series A (RB)
(AG)
4.00%, 03/01/32 (c) $ 2,500 $ 2,622,816
New York City Municipal Water
Finance Authority Water
And Sewer System Second
General Resolution, Series
Aa-2 (RB)
5.00%, 06/15/39 (c) 1,000 1,158,981
New York City Municipal Water
Finance Authority, Series A
(RB)
3.00%, 06/15/36 (c) 4,130 4,077,222
New York City Municipal Water
Finance Authority, Series AA
(RB)
5.00%, 06/15/32 (c) 1,000 1,101,556
New York City Municipal Water
Finance Authority, Series
CC-1 (RB)
5.00%, 06/15/38 (c) 1,000 1,017,700
New York City Municipal Water
Finance Authority, Series DD
(RB)
5.00%, 06/15/34 (c) 3,685 4,327,276
5.00%, 06/15/34 5,360 6,369,152
New York City Municipal Water
Finance Authority, Series FF-2
(RB)
5.00%, 06/15/33 (c) 500 542,922
New York City Municipal Water
Finance Authority, Water &
Sewer System, Series DD (RB)
5.50%, 06/15/38 (c) 1,000 1,208,935
5.50%, 06/15/39 (c) 1,000 1,200,495
New York City Municipal Water
Finance Authority, Water
And Sewer System Second
General Resolution,Series
Aa-2 (RB)
5.00%, 06/15/44 (c) 1,000 1,086,010
New York City Transitional
Finance Authority Building
Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c) 1,015 1,061,001
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/31 1,750 1,998,465
New York City Transitional
Finance Authority Future Tax
Secured Revenue (RB)
5.00%, 05/01/40 (c) 2,000 2,253,053
5.00%, 05/01/41 (c) 1,000 1,114,942
5.00%, 05/01/42 (c) 1,000 1,105,604

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority Future Tax,
Series A-1 (RB)
5.00%, 05/01/36 (c) $ 1,000 $ 1,138,039
5.00%, 11/01/37 (c) 2,000 2,288,733
5.00%, 11/01/39 (c) 1,000 1,123,090
New York City Transitional
Finance Authority Future Tax,
Series C-1 (RB)
5.00%, 05/01/40 (c) 1,815 2,024,452
New York City Transitional
Finance Authority Future Tax,
Series D (RB)
5.00%, 05/01/33 1,000 1,160,701
New York City Transitional
Finance Authority Future Tax,
Series F-1 (RB)
5.00%, 02/01/39 (c) 1,000 1,106,196
New York City Transitional
Finance Authority Future Tax,
Series H (RB)
5.00%, 11/01/38 (c) 5,000 5,708,242
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
4.00%, 07/15/36 (c) 1,375 1,425,000
New York City Transitional
Finance Authority, Building
Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c) 1,605 1,703,376
5.00%, 07/15/35 (c) 1,000 1,057,011
New York City Transitional
Finance Authority, Building
Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/33 (c) 500 530,647
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A (RB)
3.00%, 11/01/37 (c) 2,000 1,863,463
5.00%, 11/01/36 (c) 3,000 3,250,568
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
5.00%, 11/01/32 (c) 1,000 1,132,722
5.00%, 05/01/33 (c) 450 452,505
5.00%, 05/01/34 (c) 880 884,502
5.00%, 05/01/35 (c) 655 658,057
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.00%, 08/01/35 (c) 2,000 2,006,728
5.00%, 05/01/36 (c) 1,000 1,146,554
Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/42 (c) $ 1,500 $ 1,497,992
5.00%, 08/01/31 (c) 1,000 1,109,824
5.00%, 08/01/32 (c) 1,000 1,035,509
5.00%, 08/01/32 (c) 540 546,416
5.00%, 11/01/32 (c) 1,065 1,096,221
5.00%, 08/01/33 (c) 895 905,012
5.00%, 08/01/34 (c) 1,000 1,113,286
5.00%, 08/01/34 (c) 780 823,633
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.00%, 11/01/33 (c) 900 925,723
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/39 (c) 1,690 1,715,421
4.00%, 05/01/41 (c) 500 503,017
4.00%, 11/01/42 (c) 1,120 1,108,875
5.00%, 05/01/37 (c) 2,500 2,701,200
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/39 (c) 1,710 1,742,192
New York City Transitional
Finance Authority, Series C
(RB)
5.00%, 05/01/33 1,000 1,160,701
New York City Transitional
Finance Authority, Series C,
Subseries C-1 (RB)
5.00%, 05/01/39 (c) 2,000 2,254,222
New York City Transitional
Finance Authority, Series D
(RB)
5.00%, 05/01/37 (c) 3,000 3,446,685
5.00%, 11/01/39 (c) 4,300 4,803,001
New York City Transitional
Finance Authority, Series E
(RB)
5.00%, 11/01/35 (c) 2,000 2,339,527
5.00%, 11/01/38 (c) 2,000 2,270,017
5.00%, 11/01/39 (c) 2,000 2,246,180
5.00%, 11/01/40 (c) 3,000 3,331,451
New York City Transitional
Finance Authority, Series F
(RB)
5.00%, 11/01/32 2,000 2,309,230
New York City Transitional
Finance Authority, Series H
(RB)
5.00%, 11/01/35 (c) 2,000 2,356,116
5.00%, 11/01/40 (c) 3,000 3,347,519

Par
(000’s) Value
New York (continued)
New York City Water and Sewer
System, Series AA-2 (RB)
3.00%, 06/15/40 (c) $ 915 $ 833,135
New York City Water and Sewer
System, Series EE (RB) (AG)
5.00%, 06/15/40 (c) 2,085 2,220,496
New York Energy Finance
Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 5,000 5,333,657
New York Environmental
Facilities Corporation, New
York City Municipal Water
Finance Authory Projects,
Series A (RB)
5.00%, 06/15/40 (c) 1,000 1,137,940
New York Liberty Development
Corp. (RB)
2.25%, 02/15/41 (c) 5,000 3,922,905
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 1,000 1,182,047
New York State Dormitory
Authority (RB)
4.00%, 07/01/37 (c) 1,000 1,050,103
4.00%, 07/01/38 (c) 650 650,137
5.00%, 07/01/34 1,500 1,760,922
5.00%, 07/01/35 1,000 1,208,941
New York State Dormitory
Authority (RB) (AGC ST AID
WITHHLDG)
5.00%, 10/01/33 2,000 2,359,551
5.00%, 10/01/34 2,000 2,383,927
5.00%, 10/01/35 (c) 1,250 1,480,354
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center (RB)
4.00%, 07/01/37 (c) 1,000 1,023,896
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center,
Series 2B (RB)
5.00%, 07/01/49 (c) (p) 3,000 3,330,954
New York State Dormitory
Authority, New York
Northwell Health, Series A
(RB)
5.00%, 05/01/34 4,000 4,652,828
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/33 (c) 1,140 1,180,325
New York State Dormitory
Authority, New York
University, Series A (RB) (AG)
5.00%, 03/15/38 (c) 1,250 1,307,172
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, New York White
Plants Hospital (RB) (AG)
5.25%, 10/01/41 (c) $ 750 $ 822,566
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
3.00%, 03/15/42 (c) 500 428,377
5.00%, 02/15/39 (c) 2,000 2,018,859
New York State Dormitory
Authority, Personal Income
Tax, Series E (RB)
4.00%, 03/15/38 (c) 1,500 1,543,294
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/37 (c) 1,000 1,137,379
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AG)
4.00%, 10/01/35 (c) 1,315 1,354,606
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM-ST AID
WITHHLDG)
5.00%, 10/01/35 (c) 2,040 2,287,187
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/32 (c) 1,200 1,218,797
New York State Dormitory
Authority, Series A (RB)
4.00%, 02/15/33 (c) 1,000 1,010,287
4.00%, 02/15/35 (c) 2,475 2,495,302
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/33 1,000 1,172,259
5.00%, 03/15/40 (c) 1,000 1,145,897
New York State Dormitory
Authority, State Personal
Income Tax, Series A (RB)
3.00%, 03/15/38 (c) 3,120 2,913,456
4.00%, 02/15/36 (c) 1,235 1,244,086
4.00%, 03/15/37 (c) 1,135 1,166,981
4.00%, 03/15/37 (c) 1,075 1,108,303
4.00%, 03/15/38 (c) 2,795 2,863,441
5.00%, 02/15/32 (c) 595 610,923
5.00%, 03/15/34 (c) 2,370 2,534,015
5.00%, 03/15/35 (c) 1,950 2,079,275
5.00%, 03/15/36 (c) 3,910 4,154,169
5.25%, 03/15/38 (c) 1,305 1,376,645
New York State Dormitory
Authority, State Personal
Income Tax, Series B (RB)
5.00%, 02/15/37 (c) 2,270 2,343,640

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax, Series D (RB)
5.00%, 02/15/32 (c) $ 940 $ 952,381
5.00%, 02/15/33 (c) 2,000 2,192,295
New York State Dormitory
Authority, State Personal
Income Tax, Series E (RB)
4.00%, 03/15/37 (c) 2,000 2,072,056
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/33 (c) 1,000 1,027,657
5.00%, 03/15/34 (c) 2,110 2,166,825
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/35 (c) 1,970 2,066,158
New York State Dormitory
Authority, State University,
Series B (RB)
4.00%, 07/01/36 (c) 1,000 1,059,136
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series A (RB)
5.00%, 06/15/32 (c) 415 418,990
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series B (RB)
5.00%, 06/15/36 (c) 1,250 1,348,290
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series E (RB)
5.00%, 06/15/33 (c) 1,000 1,034,175
New York State Housing
Finance Agency, Series A (RB)
3.95%, 11/01/50 (c) (p) 3,500 3,536,498
New York State Housing
Finance Agency, Series A-1
(RB)
3.60%, 11/01/44 (c) (p) 500 512,020
New York State Housing
Finance Agency, Series H (RB)
(AG)
2.10%, 11/01/35 (c) 835 719,560
New York State Thruway
Authority (RB)
5.00%, 01/01/42 (c) 800 894,402
5.00%, 01/01/43 (c) 700 773,232
5.00%, 01/01/44 (c) 600 654,554
5.00%, 01/01/45 (c) 500 541,471
5.00%, 01/01/46 (c) 625 667,444
New York State Thruway
Authority, Personal Income
Tax, Series A-1 (RB)
4.00%, 03/15/40 (c) 525 528,463
Par
(000’s) Value
New York (continued)
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/41 (c) $ 1,000 $ 1,001,309
New York State Thruway
Authority, Series B (RB) (AG)
4.00%, 01/01/37 (c) 800 816,364
4.00%, 01/01/40 (c) 4,400 4,444,652
New York State Thruway
Authority, Series L (RB)
3.50%, 01/01/37 (c) 1,120 1,121,493
4.00%, 01/01/36 (c) 2,500 2,524,708
New York State Thruway
Authority, State Personal
Income Tax, Series A (RB)
5.00%, 03/15/39 (c) 2,000 2,216,654
New York State Thruway
Authority, State Personal
Income, Series A-1 (RB)
5.00%, 03/15/34 (c) 2,000 2,231,483
5.00%, 03/15/35 (c) 800 888,371
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/37 (c) 1,475 1,608,317
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
4.00%, 03/15/34 (c) 1,000 1,038,289
4.00%, 03/15/37 (c) 1,000 1,021,723
5.00%, 03/15/32 (c) 4,295 4,465,743
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
5.00%, 03/15/35 (c) 1,000 1,078,555
5.00%, 03/15/36 (c) 4,500 5,016,038
New York State, Urban
Development Coporation ,
Series B (RB)
5.00%, 03/15/36 (c) 1,000 1,147,785
New York Transitional Finance
Authority, Series E (RB)
5.00%, 11/01/36 (c) 1,760 2,037,989
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/42 (c) 925 903,998
5.00%, 12/01/35 (c) 750 814,083
Port Authority of New York &
New Jersey (RB)
5.00%, 01/15/40 (c) 1,000 1,144,679
5.00%, 01/15/41 (c) 2,000 2,263,115
Port Authority of New York and
New Jersey, Series 209 (RB)
5.00%, 07/15/36 (c) 500 526,967

Par
(000’s) Value
New York (continued)
Port Authority of New York and
New Jersey, Series 211 (RB)
5.00%, 09/01/34 (c) $ 500 $ 531,327
Port Authority of New York and
New Jersey, Series 217 (RB)
5.00%, 11/01/36 (c) 500 538,185
Port Authority of New York and
New Jersey, Series 222 (RB)
4.00%, 07/15/36 (c) 2,600 2,692,618
4.00%, 07/15/37 (c) 3,975 4,101,064
5.00%, 07/15/34 (c) 1,000 1,103,598
5.00%, 07/15/35 (c) 1,000 1,099,799
State of New York, Dormitory
Authority, Series A (RB)
5.00%, 03/15/41 (c) 1,000 1,127,899
State of New York, Mortgage
Agency, Series 205 (RB)
3.12%, 10/01/32 (c) 460 459,547
Town of Hempstead, New York
Public Improvement (GO)
4.00%, 05/01/41 (c) 1,000 1,030,711
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A-1 (RB)
5.00%, 05/15/40 (c) 750 839,031
5.00%, 11/15/41 (c) 2,000 2,242,933
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A-2 (RB)
5.00%, 11/15/35 2,260 2,700,862
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
5.00%, 11/15/36 (c) 3,000 3,460,137
5.00%, 05/15/37 (c) 1,225 1,354,558
5.00%, 11/15/38 (c) 2,000 2,295,187
Triborough Bridge and Tunnel
Authority, Series B (RB)
5.00%, 11/15/32 (c) 1,070 1,105,856
5.00%, 11/15/33 (c) 1,255 1,296,122
5.00%, 11/15/37 (c) 1,000 1,028,011
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/31 (c) 1,250 1,368,321
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/33 (c) 500 509,157
5.00%, 06/01/35 (c) 845 857,881
TSASC, Inc., Tobacco
Settlement, Series A (RB)
5.00%, 06/01/41 (c) 1,000 1,005,779
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/35 (c) 2,000 2,303,396
384,013,851
Par
(000’s) Value
North Carolina : 1.2%
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series D (RB)
5.00%, 01/15/49 (p) $ 3,000 $ 3,363,792
Charlotte-Mecklenburg
Hospital Authority, Carolinas
Healthcare System, Series A
(RB)
4.00%, 01/15/35 (c) 1,925 1,926,628
County of Wake (RB)
3.00%, 03/01/35 (c) 1,500 1,489,282
North Carolina Charlotte
Douglas International Airport,
Series A (RB)
4.00%, 07/01/39 (c) 1,670 1,705,019
North Carolina Housing
Finance Agency Home
Ownership (RB)
4.60%, 07/01/37 (c) 995 1,034,873
North Carolina Housing
Finance Agency, Home
Ownership (RB)
4.88%, 07/01/42 (c) 495 520,161
North Carolina Medical Care
Commission (RB)
5.00%, 06/01/36 (c) 1,000 1,161,139
North Carolina Municipal
Power Agency No. 1, Series
A (RB)
5.00%, 01/01/32 (c) 1,000 1,087,946
North Carolina Turnpike
Authority, Triangle
Expressway System, Series
A (RB)
4.00%, 01/01/33 (c) 890 912,418
4.00%, 01/01/34 (c) 360 368,573
4.00%, 01/01/35 (c) 800 816,675
State of North Carolina (RB)
5.00%, 03/01/39 (c) 2,200 2,523,521
State of North Carolina,
Department of State
Treasurer (RB)
5.00%, 03/01/36 (c) 3,000 3,532,574
5.00%, 03/01/40 (c) 2,625 2,983,977
State of North Carolina, Series
A (RB)
5.00%, 05/01/34 (c) 1,000 1,139,877
University of North Carolina at
Chapel Hill, Series B (RB)
5.00%, 12/01/37 (c) 1,000 1,111,790
25,678,245
North Dakota : 0.0%
City of Grand Forks, Altru
Health System (RB) (AG)
4.00%, 12/01/41 (c) 1,000 925,433
Underline

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio : 2.1%
Akron Bath Copley Joint
Township Hospital District,
Summa Health (RB)
4.00%, 11/15/35 (c) $ 1,000 $ 1,071,881
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB) (BAM)
4.00%, 02/15/34 (c) 1,520 1,579,441
American Municipal Power,
Inc., Spairie State Campus
Project, Series B (RB)
5.00%, 02/15/35 (c) 1,360 1,466,634
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
5.00%, 06/01/32 (c) 500 537,781
5.00%, 06/01/33 (c) 500 534,225
5.00%, 06/01/34 (c) 3,000 3,177,992
City of Columbus OH (GO)
5.00%, 10/01/40 (c) 1,000 1,144,055
5.00%, 10/01/41 (c) 1,000 1,131,576
City of Columbus, Various
Purpose, Series A (GO)
5.00%, 08/15/40 (c) 1,000 1,129,934
County of Allen, Ohio, Hospital
Facilities, Bon Secours Mercy
Health, Inc., Series A (RB)
5.00%, 11/01/33 1,000 1,154,351
5.00%, 11/01/34 1,000 1,164,797
County of Butler, Ohio Hospital
Facilities, UC Health (RB)
4.00%, 11/15/37 (c) 500 491,813
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/42 (c) 1,000 1,001,188
County of Hamilton, Ohio
Hospital Facilities, TriHealth ,
Inc. (RB)
5.00%, 08/15/42 (c) 500 508,011
County of Hamilton, Series A
(RB)
4.00%, 12/01/31 (c) 1,000 1,011,014
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/32 (c) 500 525,725
5.00%, 02/15/39 (c) 2,000 2,235,394
Ohio Water Development
Authority Water Pollution
Control Loan Fund, Series D
(RB)
5.00%, 12/01/34 2,500 2,987,077
Ohio Water Development
Authority, Drinking Water
Assistance, Series A (RB)
5.00%, 12/01/36 (c) 1,335 1,480,441
5.00%, 12/01/40 (c) 1,000 1,128,254
Par
(000’s) Value
Ohio (continued)
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/37 (c) $ 1,760 $ 1,891,712
Ohio Water Development
Authority, Water Pollution
Control, Series A (RB)
5.00%, 06/01/33 (c) 1,000 1,105,633
5.00%, 12/01/37 (c) 1,970 2,135,501
State of Ohio (GO)
5.00%, 11/01/44 (c) 3,960 4,300,296
5.00%, 05/01/45 (c) 2,000 2,144,552
State of Ohio (RB)
5.00%, 10/01/42 (c) 1,500 1,654,442
State of Ohio Common Schools,
Series A (GO)
5.00%, 06/15/40 (c) 1,000 1,143,426
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (RB)
4.00%, 01/01/34 (c) 760 774,000
State of Ohio, Cleveland Clinic
System, Series B (RB) (BAM)
4.00%, 01/01/41 (c) 835 836,122
State of Ohio, Highway Capital
Improvement, Series T (GO)
5.00%, 05/01/33 (c) 1,000 1,030,592
State of Ohio, Major New
Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,400,699
State of Ohio, Ohio Water
Development Authority,
Water Pollution Control,
Series A (RB)
5.00%, 12/01/40 (c) 1,000 1,128,254
State of Ohio, Series A (GO)
5.00%, 06/15/35 1,000 1,195,653
5.00%, 09/01/36 (c) 840 966,183
47,168,649
Oklahoma : 0.2%
Grand River Dam Authority,
Series A (RB)
4.00%, 06/01/33 (c) 2,000 2,019,086
Oklahoma Turnpike Authority,
Series C (RB)
5.00%, 01/01/35 (c) 565 577,099
Oklahoma Water Resources
Board State Loan Program,
Series C (RB)
5.00%, 10/01/44 (c) 600 638,041
5.00%, 10/01/45 (c) 600 632,925
3,867,151
Oregon : 1.5%
City of Portland Oregon, Sewer
System, Series A (RB)
3.00%, 03/01/37 (c) 2,350 2,244,439
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/42 (c) 500 550,000

Par
(000’s) Value
Oregon (continued)
Corvallis School District No.
509J, Series B (GO) (SBG)
5.00%, 06/15/35 (c) $ 1,285 $ 1,354,362
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/35 (c) 590 608,369
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c) 740 757,314
5.00%, 06/15/32 (c) 545 578,673
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series C (GO) (SBG)
4.00%, 06/15/38 (c) 2,000 2,058,073
Medford, Oregon Hospital
Facilities Authority, Series A
(RB)
5.00%, 08/15/33 (c) 720 785,499
Medford, Oregon Hospital
Facilities Authority, Series A
(RB) (AG)
5.00%, 08/15/34 (c) 700 760,225
Multnomah and Clackamas
Counties, School District No.
10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^ 1,215 948,902
0.00%, 06/15/33 (c) ^ 1,010 751,754
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
2.00%, 06/15/42 (c) 550 398,442
3.00%, 06/15/33 (c) 1,280 1,281,527
3.25%, 06/15/42 (c) 295 262,706
Multnomah County, School
District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c) 1,000 1,154,909
Oregon State Lottery (RB)
5.00%, 04/01/33 1,000 1,167,996
Portland Community College
District (GO)
5.00%, 06/15/36 (c) 1,000 1,151,918
State of Oregon Department
of Administrative Services,
Oregon State Lottery, Series
A (RB)
5.00%, 04/01/35 1,000 1,194,373
5.00%, 04/01/36 (c) 500 589,893
5.00%, 04/01/41 (c) 1,000 1,131,655
State of Oregon Department of
Transportation (RB)
5.00%, 11/15/41 (c) 500 564,710
5.00%, 11/15/42 (c) 850 950,429
5.00%, 11/15/43 (c) 700 775,170
5.00%, 11/15/44 (c) 700 765,135
5.00%, 11/15/45 (c) 700 755,528
Par
(000’s) Value
Oregon (continued)
State of Oregon, Department
of Transportation, Highway
User Tax, Series A (RB)
4.00%, 11/15/38 (c) $ 3,000 $ 3,087,061
5.00%, 11/15/36 (c) 1,000 1,095,806
5.00%, 11/15/36 (c) 1,650 1,776,290
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c) 1,000 1,146,491
5.25%, 05/01/42 (c) 500 572,032
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.25%, 10/01/34 (c) 570 569,007
Washington & Multnomah
Counties School District No
48J Beaverton (GO) (SBG)
0.00%, 06/15/37 (c) ^ 1,000 653,227
32,441,915
Pennsylvania : 3.3%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 04/01/33 (c) 1,120 1,169,816
5.00%, 07/15/33 (c) 810 861,924
Allegheny County Sanitary
Authority (RB)
5.00%, 12/01/40 (c) 1,800 2,028,355
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/32 (c) 970 986,291
5.00%, 10/01/33 (c) 680 691,104
City Of Philadelphia,
Pennsylvania, Series A (GO)
4.00%, 05/01/41 (c) 1,350 1,350,023
City of Philadelphia, Series B
(GO)
5.00%, 02/01/37 (c) 1,500 1,597,358
City of Philadelphia, Series C
(RB) (AG)
5.00%, 09/01/37 (c) 2,000 2,301,573
Commonwealth Financing
Authority, Tobacco Master
Settlement Payment (RB) (AG)
4.00%, 06/01/39 (c) 3,740 3,740,512
Commonwealth of
Pennsylvania (GO)
3.00%, 09/15/35 (c) 1,055 1,025,995
4.00%, 02/01/32 (c) 1,500 1,501,756
5.00%, 09/01/32 2,000 2,304,251
5.00%, 09/01/37 (c) 1,000 1,135,125
5.00%, 08/15/39 (c) 2,000 2,268,969
Geisinger Authority Health
System, Series A (RB)
4.00%, 04/01/39 (c) 1,000 1,001,152
5.00%, 02/15/39 (c) 3,100 3,149,607

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, UPMC, Series A
(RB)
3.38%, 11/15/33 (c) $ 1,000 $ 1,002,697
Pennsylvania Higher
Educational Facilities
Authority (RB)
4.00%, 06/15/34 (c) 120 129,563
4.00%, 06/15/34 (c) 645 645,829
Pennsylvania Higher
Educational Facilities
Authority, The University of
Pennsylvania, Series A (RB)
5.00%, 02/15/35 500 591,860
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series B (RB)
5.25%, 11/01/41 (c) 1,500 1,638,598
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series B (RB)
5.00%, 10/01/34 (c) 2,675 2,679,946
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.28%, 10/01/41 (c) 500 396,119
3.15%, 10/01/39 (c) 1,000 931,828
3.65%, 10/01/32 (c) 315 315,122
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.30%, 10/01/41 (c) 1,000 1,013,054
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.20%, 10/01/32 (c) 300 300,342
3.65%, 10/01/42 (c) 260 245,403
Pennsylvania Turnpike
Commission (RB)
5.00%, 06/01/33 2,000 2,316,672
5.00%, 12/01/36 (c) 2,000 2,315,369
5.00%, 12/01/40 (c) 1,000 1,132,004
5.00%, 12/01/45 (c) (p) 1,000 1,128,923
Pennsylvania Turnpike
Commission, Motor License
(RB)
4.00%, 12/01/37 (c) 2,000 2,025,437
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/32 (c) 750 765,783
5.00%, 12/01/33 (c) 1,000 1,154,283
5.00%, 12/01/37 (c) 1,250 1,319,407
5.00%, 12/01/37 (c) 1,000 1,070,712
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/37 (c) 1,025 1,058,805
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/36 (c) $ 1,000 $ 1,033,910
4.00%, 12/01/37 (c) 1,025 1,050,796
5.00%, 12/01/34 (c) 700 784,107
5.00%, 12/01/40 (c) 1,000 1,137,993
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB) (AG)
5.00%, 07/01/37 (c) 500 549,498
Pittsburgh Water and Sewer
Authority, Series B (RB) (AG)
5.00%, 09/01/31 1,460 1,656,405
5.00%, 09/01/32 2,000 2,297,705
5.00%, 09/01/33 2,000 2,326,805
School District of Philadelphia,
Series F (GO) (SAW)
5.00%, 09/01/32 (c) 485 491,599
5.00%, 09/01/37 (c) 1,000 1,011,346
5.00%, 09/01/38 (c) 1,570 1,586,816
State of Pennsylvania (GO)
5.00%, 09/01/31 2,000 2,274,646
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (AG)
5.00%, 06/01/32 (c) 1,750 1,779,448
5.00%, 06/01/33 (c) 1,225 1,244,804
Westmoreland County
Municipal Authority (RB)
(BAM)
5.00%, 08/15/40 (c) 1,000 1,119,218
71,636,663
Rhode Island : 0.2%
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB) (AG)
2.10%, 10/01/35 (c) 1,000 850,990
State of Rhode Island, Series
A (GO)
4.12%, 08/01/42 (c) 600 605,582
5.00%, 08/01/39 (c) 2,000 2,209,257
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/40 (c) 1,000 1,000,110
4,665,939
South Carolina : 0.7%
City of Columbia, South
Carolina, Series B (RB)
4.00%, 02/01/41 (c) 2,000 2,005,796
Lancaster County, School
District (GO)
3.25%, 03/01/32 (c) 325 325,977
4.00%, 03/01/35 (c) 1,000 1,010,102
Piedmont Municipal Power
Agency, Series B (RB)
5.00%, 01/01/32 (c) 1,000 1,101,745

Par
(000’s) Value
South Carolina (continued)
South California Jobs, Economic
Development Authority
Hospital Facilities, Bon
Second Mercy Health, Inc.,
Series B (RB)
5.00%, 11/01/49 (c) (p) $ 1,000 $ 1,120,375
South Carolina Jobs-Economic
Development Authority,
Novant Health, Inc., Series
A (RB)
5.00%, 11/01/34 (c) 5,000 5,807,087
5.25%, 11/01/40 (c) 1,000 1,118,423
South Carolina Transportation
Infrastructure Bank, Series
A (RB)
5.00%, 10/01/37 (c) 1,000 1,031,969
South Carolina, Public Service
Authority, Series A (RB)
5.00%, 12/01/37 (c) 1,500 1,508,791
Town of Mount Pleasant, South
Carolina Water and Sewer
System, Series A (RB)
4.00%, 06/01/39 (c) 1,000 1,007,551
16,037,816
South Dakota : 0.1%
South Dakota Health and
Educational Facilities
Authority, Series C-2 (RB)
5.00%, 11/01/51 (c) (p) 2,000 2,228,649
South Dakota Housing
Development Authority (RB)
4.20%, 11/01/41 (c) 1,000 1,007,667
3,236,316
Tennessee : 1.0%
County of Shelby, Public
Improvement, Series B (GO)
4.00%, 04/01/40 (c) 1,000 1,016,509
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/32 (c) 580 582,298
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/33 1,240 1,408,312
5.00%, 07/01/34 2,000 2,287,928
Metropolitan Nashville Airport
Authority (RB)
5.00%, 07/01/40 (c) 500 569,076
Metropolitan Nashville Airport
Authority/The (RB)
5.00%, 07/01/41 (c) 500 565,400
5.00%, 07/01/42 (c) 500 557,492
5.00%, 07/01/43 (c) 750 825,501
Par
(000’s) Value
Tennessee (continued)
New Memphis Arena Public
Building Authority, Memphis
and Shelby County,
Tennessee (RB)
0.00%, 04/01/33 (c) ^ $ 2,550 $ 1,928,159
Shelby County, Public
Improvement, Series B (GO)
4.00%, 04/01/33 (c) 3,000 3,157,350
4.00%, 04/01/34 (c) 1,000 1,049,454
4.00%, 04/01/35 (c) 1,000 1,043,946
State of Tennessee, Series A
(GO)
5.00%, 05/01/35 (c) 1,000 1,158,053
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 2,000 2,148,023
Tennessee Energy Acquisition
Corp., Series A (RB)
5.00%, 12/01/35 (c) 2,000 2,156,002
Tennessee State School Bond
Authority, Higher Education
Facilities, Series A (RB)
5.00%, 11/01/42 (c) 1,040 1,064,615
The Health and Educational
Facilities Board of the Town
of Greenville Tennessee,
Ballad Health, Series A (RB)
4.00%, 07/01/40 (c) 1,155 1,131,249
22,649,367
Texas : 10.4%
Aldine Independent School
District, Series A (GO)
4.00%, 02/15/33 (c) 910 920,481
4.00%, 02/15/34 (c) 675 682,208
Arlington, Texas Independent
School District (GO)
4.00%, 02/15/34 (c) 1,000 1,030,710
Austin, Texas Independent
School District (GO)
5.00%, 08/01/36 (c) 1,500 1,699,714
5.00%, 08/01/37 (c) 1,000 1,148,645
Bexar County, Texas Hospital
District Ltd. (GO)
4.00%, 02/15/35 (c) 1,000 1,012,238
Board of Regents of the
University of Texas System
(RB)
5.00%, 08/15/38 2,000 2,403,208
5.00%, 08/15/42 (c) 3,000 3,381,439
Board Of Regents Of The
University Of Texas System
Revenue Financing System,
Series A (RB)
4.00%, 08/15/44 (c) 1,000 994,933
5.00%, 08/15/43 (c) 2,500 2,784,567

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Board of Regents of the
University of Texas System,
Series A (RB)
3.00%, 08/15/41 (c) $ 525 $ 471,823
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 07/01/36 2,250 2,690,677
5.00%, 08/15/41 (c) 1,000 1,116,344
Cedar Hill Independent School
District (GO)
5.00%, 02/15/41 (c) 1,000 1,100,687
City Of Austin, Texas (GO)
5.00%, 09/01/42 (c) 1,000 1,107,487
City of Austin, Texas Electric
Utility System (RB)
5.00%, 11/15/35 (c) 2,000 2,311,371
City of Dallas, Series A (GO)
3.00%, 02/15/36 (c) 600 571,525
City Of Dallas, Texas (GO)
4.00%, 02/15/42 (c) 2,000 1,982,709
City of Dallas, Waterworks and
Sewer System, Series C (RB)
5.00%, 10/01/33 (c) 1,500 1,661,169
City of Denton, Utility System
(RB)
5.00%, 12/01/31 (c) 965 985,223
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/36 (c) 1,000 1,045,104
City of Houston, Combined
Utility System, First Lien,
Series A (RB)
5.00%, 11/15/33 (c) 4,500 5,008,116
5.00%, 11/15/36 (c) 1,000 1,159,760
City of Houston, Combined
Utility System, First Lien,
Series C (RB)
4.00%, 11/15/36 (c) 1,500 1,542,227
City of Houston, Combined
Utility System, First Lien,
Series D (RB)
5.00%, 11/15/33 (c) 1,000 1,067,331
City of Houston, Public
Improvement, Series A (GO)
5.00%, 03/01/32 (c) 1,000 1,074,619
City of Houston, Series A (GO)
5.00%, 03/01/32 (c) 520 533,938
5.00%, 03/01/40 (c) 1,000 1,118,216
City of Houston, Texas Public
Improvement, Series A (GO)
5.00%, 03/01/34 (c) 1,000 1,151,591
City of San Antonio TX Electric
& Gas Systems Revenue (RB)
5.00%, 02/01/40 (c) 2,000 2,285,596
City of San Antonio, Bexar
County, Series B (RB)
5.00%, 05/15/35 (c) 1,000 1,178,660
Par
(000’s) Value
Texas (continued)
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/33 (c) $ 1,000 $ 1,132,254
City of San Antonio, Series A
(RB)
5.00%, 05/15/37 (c) 1,000 1,165,190
City Of San Antonio, Texas
Electric And Gas Systems
Revenue, Series A (RB)
5.00%, 02/01/41 (c) 1,000 1,132,857
Clear Creek Independent
School District, Unlimited Tax
(GO)
5.00%, 02/15/38 (c) 2,000 2,267,915
Clifton Higher Education
Finance Corp., International
Leadership of Texas, Inc.,
Series A (RB)
5.00%, 02/15/36 (c) 750 840,496
Conroe Independent School
District (GO)
5.00%, 02/15/42 (c) 1,000 1,106,406
5.00%, 02/15/43 (c) 1,000 1,096,428
5.00%, 02/15/44 (c) 1,000 1,085,509
5.00%, 02/15/45 (c) 600 644,109
5.00%, 02/15/46 (c) 1,275 1,358,133
Corpus Christi Independent
School District (GO)
4.00%, 08/15/32 (c) 320 330,068
County of Bexar, Alamo
Community College District
(GO)
4.00%, 08/15/32 (c) 1,000 1,059,812
County of Collin, Community
College District (GO)
3.25%, 08/15/33 (c) 500 503,098
County of Dallas, Cedar Hill
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,110,665
County of Dallas, Garland
Independent School District,
Series A (GO)
5.00%, 02/15/37 (c) 500 562,500
County of Dallas, Highland Park
Independent School District
(GO)
3.00%, 02/15/35 (c) 1,540 1,515,225
County of Fort Bend TX Toll
Road Revenue (RB) (AG)
5.00%, 03/01/41 (c) 500 550,739
County of Harris, Houston
Independent School District,
Series A (GO)
4.00%, 02/15/39 (c) 1,000 1,000,399
County of Harris, Toll Road,
Senior Lien, Series A (RB)
5.00%, 08/15/33 (c) 675 683,239

Par
(000’s) Value
Texas (continued)
Cypress-Fairbanks Independent
School District (GO)
4.00%, 02/15/38 (c) $ 1,275 $ 1,304,913
Cypress-Fairbanks Independent
School District, A Political
Subdivision Of The State
Of Texas Located In Harris
County, Texas (GO)
5.00%, 02/15/40 1,000 1,179,418
Cypress-Fairbanks Independent
School District, Series A (GO)
2.25%, 02/15/43 (c) 600 439,357
3.00%, 02/15/34 (c) 500 501,041
3.00%, 02/15/35 (c) 2,335 2,324,655
4.00%, 02/15/37 (c) 1,500 1,550,811
Dallas Area Rapid Transit,
Senior Lien (RB)
5.00%, 12/01/33 (c) 1,835 2,001,799
Dallas Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 02/15/35 (c) 1,000 1,128,144
5.00%, 02/15/36 (c) 1,000 1,120,235
5.00%, 02/15/40 (c) 1,500 1,637,347
Eagle Mountain and Saginaw
Independent School District
(GO)
4.00%, 08/15/32 (c) 335 335,190
EP Tuscany Zaragosa PFC
Residential Development,
Tuscany at Mega Hills and
Villas (RB)
4.00%, 12/01/33 (c) 1,000 1,007,935
Frisco Independent School
District (GO)
4.00%, 02/15/32 (c) 1,350 1,432,044
4.00%, 02/15/36 (c) 1,345 1,392,382
5.00%, 08/15/36 (c) 1,000 1,060,809
FW Chaparral PFC, Texas
Residential Development (RB)
4.00%, 10/01/35 (c) 500 501,741
Harris County Hospital District
(GO)
5.00%, 02/15/33 1,000 1,143,200
5.00%, 02/15/34 1,000 1,154,619
5.00%, 02/15/35 1,000 1,163,172
Harris County, Cultural
Education Facilities Finance
Corp., Memorial Hermann
Health System, Series B (RB)
5.00%, 07/01/36 (c) 3,000 3,431,986
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
3.00%, 10/01/40 (c) 1,145 1,005,202
Par
(000’s) Value
Texas (continued)
Harris County, Flood Control
District Improvement, Series
A (GO)
4.00%, 10/01/35 (c) $ 1,000 $ 1,041,663
Harris County, Hospital District
(RB)
4.00%, 02/15/42 (c) 560 549,794
Harris County, Texas
Permanent Improvement
(GO)
5.00%, 09/15/41 (c) 1,000 1,110,354
Hays Consolidated
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,091,564
Katy Independent School
District, Fort Bend, Harris and
Waller Counties (GO)
5.00%, 02/15/38 (c) 2,510 2,560,458
Lamar Consolidated
Independent School District,
Fort Bend County, Texas,
Series A (GO)
5.00%, 02/15/41 (c) 2,000 2,179,301
Leander Independent School
District, Series A (GO)
0.00%, 08/16/42 (c) ^ 900 443,222
Lewisville Independent School
District, Denton and Tarrant
Counties (GO)
5.00%, 08/15/37 (c) 1,910 2,164,657
Lone Star College System (GO)
4.00%, 02/15/32 (c) 1,500 1,501,474
5.00%, 02/15/33 (c) 400 400,777
Lower Colorado River Authority
(RB) (AG)
5.00%, 05/15/32 (c) 1,000 1,124,314
Lower Colorado River Authority
Transmission Contract, Series
A (RB)
5.00%, 05/15/36 (c) 1,000 1,168,304
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB)
5.00%, 05/15/37 (c) 1,000 1,157,272
5.25%, 05/15/42 (c) 1,655 1,854,748
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AG)
5.00%, 05/15/36 (c) 1,000 1,135,770
Midland County Texas, Midland
Independent School District
(GO)
4.00%, 02/15/39 (c) 2,555 2,636,843

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.
Hospital, Children’s
Healthcare, Series A (RB)
4.00%, 08/15/36 (c) $ 1,005 $ 1,013,676
4.00%, 08/15/40 (c) 555 555,519
North East Texas Regional
Mobility Authority (RB)
5.00%, 01/01/40 (c) 1,100 1,205,966
5.00%, 01/01/42 (c) 600 645,577
North Texas Municipal Water
District, Water System (RB)
5.00%, 09/01/35 (c) 715 722,700
North Texas Tollway Authority
(RB)
5.00%, 01/01/35 (c) 2,000 2,319,927
5.00%, 01/01/39 (c) 2,000 2,291,286
North Texas Tollway Authority
System, Series B (RB)
4.00%, 01/01/33 (c) 1,975 2,063,068
4.00%, 01/01/36 (c) 2,000 2,051,880
4.00%, 01/01/38 (c) 2,250 2,279,554
5.00%, 01/01/34 3,000 3,501,836
5.00%, 01/01/39 (c) 1,000 1,015,914
North Texas Tollway Authority,
First Tier, Series A (RB)
4.12%, 01/01/40 (c) 2,000 2,040,767
5.00%, 01/01/41 (c) 1,500 1,672,923
North Texas Tollway Authority,
Second Tier, Series B (RB)
(AG)
4.00%, 01/01/35 (c) 450 452,823
Northside Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/32 (c) 880 913,539
Permanent University Fund,
University of Texas System,
Series A (RB)
5.00%, 07/01/33 (c) 1,180 1,350,618
Pflugerville Independent School
District, Unlimited Tax, Series
A (GO)
5.00%, 02/15/34 (c) 1,875 2,124,333
5.00%, 02/15/37 (c) 1,000 1,112,240
Plano Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/35 (c) 1,000 1,136,878
5.00%, 02/15/36 (c) 1,000 1,128,986
Port of Houston Authority of
Harris County, Series A-2 (GO)
5.00%, 10/01/34 (c) 1,000 1,101,782
State of Texas (GO)
5.00%, 10/01/35 1,750 2,095,356
5.00%, 10/01/40 (c) 3,295 3,749,147
5.00%, 10/01/41 (c) 2,000 2,256,120
State of Texas, Conroe
Independent School Disrict
(GO)
5.00%, 02/15/38 (c) 1,000 1,137,005
Par
(000’s) Value
Texas (continued)
State of Texas, Tarrant County
College District (GO)
5.00%, 08/15/40 (c) $ 2,020 $ 2,210,517
State of Texas, Tarrant County,
Hurst-Euless-Bedford
Independent School District
(GO)
4.00%, 08/15/40 (c) 1,000 1,031,430
Texas Department of Housing
& Community Affairs, Series
A (RB) (GNMA/FNMA)
3.80%, 07/01/39 (c) 1,670 1,671,421
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/31 1,475 1,608,763
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series B (RB)
5.50%, 01/01/54 (c) (p) 3,000 3,379,628
Texas Municipal Gas
Acquisition & Supply Corp.
VI (RB)
5.00%, 01/01/36 (c) 1,000 1,084,883
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/32 1,000 1,089,781
Texas Municipal Gas
Acquisition and Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,165,325
Texas Municipal Power Agency
(RB) (AG)
3.00%, 09/01/38 (c) 1,000 917,408
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 06/30/39 (c) 1,700 1,701,448
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37 (c) 1,000 1,004,992
Texas Private Activity Bond
Surface Transportation
Corporation, Series A (RB)
4.00%, 12/31/39 (c) 2,000 1,989,412
Texas State, Series E (GO)
5.00%, 08/01/42 (c) 2,000 2,230,536
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/41 (c) 2,255 2,495,807

Par
(000’s) Value
Texas (continued)
Texas Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/38 (c) $ 1,000 $ 1,003,214
Texas Transportation
Commission, State of Texas
Highway Improvement (GO)
5.00%, 04/01/40 (c) 2,500 2,785,843
Texas Water Development
Board (RB)
3.00%, 10/15/34 (c) 500 500,918
3.00%, 10/15/35 (c) 750 744,331
3.00%, 10/15/36 (c) 950 929,045
4.00%, 10/15/31 (c) 2,000 2,130,720
4.00%, 10/15/35 (c) 2,000 2,007,979
5.00%, 10/15/36 (c) 1,000 1,167,730
5.00%, 10/15/39 (c) 1,000 1,142,353
5.00%, 10/15/40 (c) 2,000 2,291,783
5.00%, 10/15/42 (c) 2,000 2,238,101
Texas Water Development
Board State Water
Implementation Revenue
Fund For Texas, Series A (RB)
4.00%, 10/15/40 (c) 1,725 1,724,911
Texas Water Development
Board, Series A (RB)
3.00%, 10/15/35 (c) 2,650 2,627,772
4.00%, 10/15/33 (c) 400 406,186
4.00%, 10/15/33 (c) 600 614,240
4.00%, 10/15/34 (c) 1,000 1,000,567
4.00%, 10/15/34 (c) 1,000 1,014,064
4.60%, 10/15/39 (c) 1,000 1,075,830
4.65%, 10/15/40 (c) 2,000 2,151,863
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/34 (c) 1,000 1,026,185
4.00%, 10/15/37 (c) 3,000 3,045,405
5.00%, 10/15/32 (c) 1,500 1,601,367
Texas Water Development
Board, Series D (RB)
3.00%, 10/15/37 (c) 500 476,232
Tomball Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/37 (c) 1,100 1,235,275
5.00%, 02/15/38 (c) 1,000 1,115,689
5.00%, 02/15/42 (c) 1,000 1,082,629
Travis County, Texas
Permanent Improvement
(GO)
4.00%, 03/01/41 (c) 1,000 1,014,690
5.00%, 03/01/40 (c) 1,000 1,120,473
University of Houston, Board of
Regents, Series A (RB)
5.00%, 02/15/35 (c) 1,500 1,685,146
University of Texas, Board of
Regents, Series A (RB)
5.00%, 08/15/34 (c) 2,000 2,292,701
5.00%, 07/01/40 (c) 1,000 1,109,604
Par
(000’s) Value
Texas (continued)
University of Texas, Board of
Regents, Series B (RB)
5.00%, 07/01/37 (c) $ 1,990 $ 2,287,849
228,475,339
Utah : 0.6%
Central Utah Water
Conservancy District, Series
B (RB)
4.00%, 10/01/34 (c) 395 401,205
Downtown Revitalization Public
Infrastructure District (RB)
(AG)
5.00%, 06/01/34 1,000 1,160,848
Intermountain Power Agency,
Utah Power Supply, Series
A (RB)
4.00%, 07/01/36 (c) 1,000 1,050,078
University of Utah, Series B (RB)
5.00%, 08/01/38 (c) 2,220 2,463,862
Utah Telecommunication Open
Infrastructure Agency (RB)
5.25%, 06/01/37 (c) 2,770 3,113,801
Utah Transit Authority (RB)
5.00%, 06/15/40 (c) 2,000 2,259,560
5.00%, 06/15/41 (c) 1,000 1,121,197
Utah Transit Authority (RB)
(BAM)
4.00%, 12/15/41 (c) 1,650 1,659,184
13,229,735
Vermont : 0.1%
University of Vermont & State
Agricultural College (RB)
4.00%, 10/01/40 (c) 2,000 1,982,283
Underline
Virginia : 1.4%
Arlington County, Viginia Public
Improvement (GO)
5.00%, 06/15/34 (c) 2,000 2,293,353
County of Fairfax, Public
Improvement, Series A (GO)
2.00%, 10/01/34 (c) 375 332,847
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/36 (c) 1,000 1,062,535
5.00%, 10/01/32 (c) 1,755 1,896,089
County of Loudoun, Economic
Development Authority,
Public Facility, Series A (RB)
3.00%, 12/01/36 (c) 1,500 1,439,767
Economic Development
Authority of Henrico County,
Bon Secours Mercy Health,
Inc., Series A (RB)
5.00%, 11/01/35 3,000 3,509,096
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/40 (c) 665 677,709

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series A (RB)
3.00%, 02/01/36 (c) $ 2,750 $ 2,730,208
4.00%, 02/01/36 (c) 1,500 1,552,432
4.00%, 02/01/38 (c) 2,095 2,146,368
5.00%, 02/01/35 (c) 1,950 2,125,085
Virginia College Building
Authority, Bidding Group 2,
Series A (RB)
4.00%, 02/01/41 (c) 1,000 1,019,791
Virginia College Building
Authority, Educational
Facilities, 21st Century
College & Equipment
Programs, Series A (RB)
3.00%, 02/01/38 (c) 1,000 963,909
Virginia Commonwealth
Transportation Board, Series
A (RB)
4.00%, 05/15/36 (c) 1,000 1,015,769
5.00%, 05/15/32 (c) 800 835,471
Virginia Public Building
Authority, Series A (RB)
3.00%, 08/01/32 (c) 695 695,485
3.12%, 08/01/34 (c) 1,050 1,049,646
5.00%, 08/01/33 (c) 1,000 1,108,008
Virginia Public Building
Authority, Series A-2 (RB)
4.00%, 08/01/35 (c) 1,000 1,056,210
4.00%, 08/01/37 (c) 1,000 1,039,785
Virginia State Public Facilities,
Series A (RB)
4.00%, 08/01/41 (c) 2,000 2,026,799
30,576,362
Washington : 3.3%
Central Puget Sound Regional
Transit Authority, Sales Tax
and Motor Vehicle Excise Tax,
Series S (RB)
5.00%, 11/01/41 (c) 1,000 1,012,845
City of Seattle WA Municipal
Light & Power Revenue (RB)
5.00%, 02/01/35 1,250 1,480,545
5.00%, 02/01/36 (c) 1,000 1,181,059
City of Seattle, Municipal Light
and Power Improvement,
Series A (RB)
4.00%, 07/01/36 (c) 1,000 1,049,567
4.00%, 07/01/37 (c) 1,000 1,038,243
City of Seattle, Washington
Municipal Light and Power
(RB)
5.00%, 02/01/43 (c) 1,000 1,103,944
Par
(000’s) Value
Washington (continued)
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB)
5.00%, 07/01/32 (c) $ 695 $ 738,489
5.00%, 07/01/33 (c) 400 413,363
5.00%, 07/01/33 (c) 1,930 2,139,103
5.00%, 07/01/35 (c) 2,000 2,309,253
5.00%, 07/01/36 (c) 1,000 1,145,150
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB) (AG)
5.00%, 07/01/36 (c) 1,000 1,074,141
5.00%, 07/01/36 (c) 2,605 2,851,449
5.00%, 07/01/38 (c) 500 533,268
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/34 (c) 1,000 1,058,642
Energy Northwest, Columbia
Generating Station Electric,
Series A (RB)
4.00%, 07/01/42 (c) 1,000 1,012,241
Everett Housing Authority,
Hunting Park Apartments
Project (RB)
4.00%, 07/01/37 (c) 3,345 3,336,329
Franklin County, Pasco School
District No. 1 (GO) (SBG)
5.00%, 12/01/38 (c) 1,000 1,117,179
King County, School District No.
210 Federal Way (GO) (SBG)
4.00%, 12/01/33 (c) 880 898,671
King County, School District No.
401 Highline (GO) (SBG)
3.12%, 12/01/32 (c) 690 690,095
King County, School District No.
411 Issaquah (GO) (SBG)
4.00%, 12/01/31 (c) 635 637,757
King County, School District No.
414 Lake Washington (GO)
(SBG)
5.00%, 12/01/31 (c) 980 1,014,436
Kitsap County, School District
No. 401 Central Kitsap (GO)
(SBG)
4.00%, 12/01/32 (c) 1,425 1,430,387
4.00%, 12/01/33 (c) 1,250 1,254,369
4.00%, 12/01/34 (c) 1,000 1,003,010
Pierce County, School District
No. 403 Bethel (GO) (SBG)
5.00%, 12/01/32 (c) 500 540,640
Pierce County, Washington
School District No. 320, Pierce
County (GO) (SBG)
5.00%, 12/01/36 (c) 1,000 1,168,859
Renton School District No. 43,
Kings County, Washington
(GO) (SBG)
5.00%, 12/01/37 (c) 1,615 1,810,825

Par
(000’s) Value
Washington (continued)
State of Washington, Series A
(GO)
5.00%, 08/01/33 (c) $ 755 $ 764,421
State of Washington, Series C
(GO)
5.00%, 08/01/32 (c) 880 913,826
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/34 (c) 500 518,021
5.00%, 08/01/42 (c) 1,000 1,047,422
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/35 (c) 2,175 2,414,969
5.00%, 02/01/40 (c) 2,165 2,242,206
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/40 (c) 735 747,670
State of Washington, Various
Purpose, Series R-C (GO)
5.00%, 08/01/34 (c) 880 911,717
University of Washington,
Series A (RB)
5.00%, 04/01/37 (c) 1,000 1,162,801
University of Washington,
Series C (RB)
3.12%, 07/01/42 (c) 1,925 1,660,119
Washington Health Care
Facilities Authority, Multicare
Health System, Series B (RB)
5.00%, 08/15/36 (c) 1,815 1,867,397
5.00%, 08/15/37 (c) 2,000 2,052,488
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series A (RB)
4.00%, 10/01/34 (c) 1,820 1,823,186
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series D (RB)
5.00%, 10/01/38 (c) 2,270 2,272,944
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/37 (c) 1,500 1,533,569
Washington State Housing
Finance Commission (RB)
3.50%, 12/20/35 1,585 1,555,648
Washington State, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/36 (c) 1,050 1,145,666
Washington State, Motor
Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/39 (c) 2,000 2,181,696
Washington State, Shoreline
School District No. 412 (GO)
(SBG)
4.00%, 12/01/36 (c) 1,000 1,020,976
Par
(000’s) Value
Washington (continued)
Washington State, Various
Purpose, Series A (GO)
5.00%, 08/01/37 (c) $ 1,250 $ 1,379,840
5.00%, 08/01/38 (c) 2,000 2,260,460
5.00%, 08/01/38 (c) 1,000 1,084,034
Washington State, Various
Purpose, Series C (GO)
5.00%, 02/01/35 (c) 1,000 1,046,938
5.00%, 02/01/36 (c) 1,000 1,086,034
5.00%, 02/01/38 (c) 1,145 1,190,342
5.00%, 02/01/39 (c) 1,080 1,138,661
72,066,910
West Virginia : 0.1%
State of West Virginia, Series
A (GO)
5.00%, 12/01/31 (c) 1,000 1,086,164
5.00%, 06/01/36 (c) 500 536,055
West Virginia, Parkways
Authority, Senior Lien
Turnpike Toll (RB)
5.00%, 06/01/36 (c) 1,320 1,458,042
3,080,261
Wisconsin : 0.7%
Janesville Wisconsin School
District, Series B (GO)
4.38%, 03/01/43 (c) 750 760,005
Middleton-Cross Plains Area
School District, Series A (GO)
3.25%, 03/01/36 (c) 350 350,857
Public Finance Authority,
Renown Regional Medical
Center Project, Series A (RB)
4.25%, 06/01/41 (c) 500 498,439
State of Wisconsin, Series 1
(RB)
5.00%, 07/01/39 (c) 750 864,889
State of Wisconsin, Series A
(GO)
5.00%, 05/01/35 (c) 1,000 1,136,101
5.00%, 05/01/36 (c) 1,000 1,127,958
Wisconsin Health & Educational
Facilities Authority (RB)
5.00%, 08/15/36 (c) 1,000 1,137,438
Wisconsin Health and
Educational Facilities
Authority, Ascension Senior
Credit Group, Series A (RB)
4.00%, 11/15/35 (c) 1,500 1,502,273
4.00%, 11/15/39 (c) 1,875 1,858,161
5.00%, 11/15/36 (c) 1,000 1,004,046
Wisconsin Health And
Educational Facilities
Authority, Mercy Health
Corporation Obligated
Group, Series A (RB)
5.00%, 06/01/39 (c) 1,000 1,103,513

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.12%, 09/01/35 (c) $ 1,000 $ 1,046,626
Wisconsin Housing and
Economic Development
Authority, Series C (RB)
4.12%, 09/01/39 (c) 1,000 1,013,794
Wisconsin State Health
& Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (AG)
5.00%, 02/15/32 (c) 1,500 1,627,461
15,031,561
Wyoming : 0.1%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 07/15/39 (c) 3,000 2,914,628
Underline
Total Municipal Bonds: 98.6%
(Cost: $2,153,676,711) 2,169,239,820
Other assets less liabilities: 1.4% 30,395,582
NET ASSETS: 100.0% $ 2,199,635,402
Definitions:
AG Assured Guaranty, Inc.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 2,169,239,820 $ — $ 2,169,239,820
*
See Schedule of Investments for geographic regions.